DECEMBER 31, 1999

                       ANNUAL
                       REPORT

                   Burnham Fund

Burnham Dow 30[SERVICE MARK] Focused Fund

          Burnham Financial Services Fund

                Burnham Money Market Fund

                    Burnham U.S. Treasury
                        Money Market Fund

[bracket graphic omitted] THE BURNHAM FAMILY OF FUNDS

[logo omitted] BURNHAM
               FINANCIAL GROUP

[photo of I. W. Burnham, II and Jon Burnham omitted]

BURNHAM NEWS
         AND VIEWS

With this report, we complete the first cycle of our newly revised and simplified fund reports, designed to provide you, our shareholders, with a more "user-friendly" format to review your investment performance. We hope this new format gives you a clearer picture of how your funds are doing, as well as some valuable market insights. As always, we continue striving to improve our communications with you, and welcome your comments and feedback.

In October, we continued the expansion of our fund family with the launch of the Burnham U.S. Treasury Money Market Fund. This new fund gives you a second money market choice, in addition to the three equity funds we currently offer.

The much anticipated (and in retrospect over-hyped) year 2000 arrived at Burnham without a hitch, thanks to the efforts of our staff and vendors to make us Y2K-compliant. As a result, we enter the new year with updated and enhanced systems that will allow us to provide you with even better service. In the coming months, we will be adding a number of new website features, including daily NAVs, on-line account inquiry and transaction capabilities, and a host of new fund and market information.

Please visit the fund's website at WWW.BURNHAMFUNDS.COM to keep up to date with our growing fund family and expanding shareholder services. We appreciate your confidence in Burnham Investors Trust and look forward to serving your investment needs in the year ahead.


/s/signature

I. W. BURNHAM, II
CHAIRMAN


/s/signature

JON BURNHAM
PRESIDENT AND CEO

THE YEAR IN
       REVIEW

U.S. equity markets ended the year at historic highs -- the technology-laden Nasdaq gained a phenomenal 85.6%, far outstripping both the S&P 500 and Dow Jones Industrial Average, whose gains in any other year would have been considered superb. The market's gains were not broadly shared, however: non-technology industries fared far less well, with some even posting declines for the year, despite brief outperformance in April.

Many foreign markets, particularly those in Pacific/Asia and Northern Europe, rose dramatically as well (in both dollar and local currency basis) as economic conditions improved from the crises of 1998. Investors seeking value moved assets overseas, particularly into the communications and technology sectors, which were more cheaply valued than in the United States.



[triangle graphic omitted]
85.6%
NASDAQ

[triangle graphic omitted]
27.2%
DJIA

[triangle graphic omitted]
21.0%
S&P 500


o THE FEDERAL RESERVE RAISED INTEREST RATES IN JULY, AUGUST, AND NOVEMBER, bringing the Fed Funds rate from 4.75% to 5.50%. Although the Fed assumed a "neutral" posture after the last increase of the year, suggesting it believes these increases will be enough to keep inflation at bay for now, many investors and analysts believe rates will move higher as the economy's strength continues.

[graphic of open capsule omitted]

o MERGER AND ACQUISITION ACTIVITY AMONG LARGE-CAP COMPANIES ACCELERATED IN THE SECOND HALF OF THE YEAR, with notable combinations announced in the communications, pharmaceuticals, media, and petroleum industries.

MAJOR MERGERS AND ACQUISITIONS ANNOUNCED IN THE SECOND HALF OF 1999
-------------------------------------------------------------------
  CBS and Viacom
-------------------------------------------------------------------
  MCI Worldcom and Sprint
-------------------------------------------------------------------
  Vodaphone AirTouch and Mannesmann
-------------------------------------------------------------------
  Elf Acquitaine and Total Fina
-------------------------------------------------------------------
  Dow Chemical and Union Carbide
-------------------------------------------------------------------
  Pharmacia and Monsanto
-------------------------------------------------------------------

o CONSUMER SPENDING ON DURABLE GOODS ROSE, as did corporate investment in durable equipment and software. Many analysts were concerned that growth would turn out to have slowed in the fourth quarter, and that inventories will fall in the first quarter of 2000 and growth will resume in the second quarter.

GROSS DOMESTIC PRODUCT
[bar graph omitted--plot points as follows:]
1996   3.7%
1997   4.5%
1998   4.3%
1999   4.0%

o THE U.S. ECONOMY CONTINUED TO EXPAND WITHOUT INFLATIONARY SIDE EFFECTS. In spite of sharply higher energy prices, the consumer price index (CPI) rose at an unadjusted rate of only 2.7% in 1999. Competition on the basis of price was apparent in almost every economic sector.

[triangle graphic omitted]
2.7%
CONSUMER
PRICE INDEX


PRICE CHANGES DURING 1999 Selected components of urban CPI
[bar chart omitted--plot points as follows:]
Apparel         -0.5%
Food             2.0%
Housing          2.2%
Medical Care     3.9%
Transportation   5.4%
Energy          13.4%

SOURCES: GDP, BUREAU OF ECONOMIC STATISTICS
(AS OF 1/28/00); CPI, BUREAU OF LABOR STATISTICS;
CORPORATE EARNINGS ESTIMATES, FIRST CALL.

S&P 500: BEST & WORST SECTORS
[bar graph omitted--plot points as follows:]
Utilities           -12.5%
Transportation      -10.7%
Health Care          -9.3%
Basic Materials      24.0%
Capital Goods        27.2%
Technology           74.8%


o THE STRENGTH IN EQUITY MARKETS WAS REMARKABLY NARROW: only four sectors outperformed the overall S&P 500, with returns in the technology sector more than triple those of its next closest rival. If technology is excluded, the average stock on the NYSE and Nasdaq fell 24% from its 52-week high.

[GRAPHIC OF MONEY OMITTED]

o CORPORATE PROFITS CONTINUED TO ACCELERATE during the year as foreign companies recovered from the Asian Crisis of 1998, and the U.S. economy remained strong. The consensus among analysts is that corporate earnings of S&P 500 companies will show 20% growth in 1999 over 1998's depressed levels. Preliminary estimates for 2000 suggest more moderate growth of 7.5%.



o THE BOND MARKET FARED POORLY, posting a total return (as measured by the Lehman Brothers Long Term Treasury Index of -8.7%) for the year. Year-end yield on the benchmark 30-year U.S. Treasury bond was 6.53%. Negative factors included the recovery of foreign markets, the continued strength of the U.S. economy, and concern that Y2K fears would create a flood of bonds on the market at year end, causing rates to rise in early 2000.


LOOKING AHEAD

We believe 2000 will be another positive year for stocks, but the tone will be set by the Federal Reserve Board. We anticipate that the Fed will maintain its neutral stance, or perhaps shift it to "tightening," in order to continue its goals of maintaining economic expansion while deterring speculation and higher inflation. The growth of the budget surplus also suggests generally stable rates: when the government is a buyer rather than a seller of debt, there is a benign effect of controlling liquidity and maturities.

We believe economic growth will continue to be healthy. The build-up of Y2K inventories in 1999 will likely lead to a drawdown in 2000, but inventories may stabilize in the second half of the year. Capacity utilization is 81%, so there is room for the economy to grow without the threat of shortages (other than labor and commodities). Productivity enhancements from new technologies and price competition from internet-based operations and discount retailing suggest that price increases will be minimal, at wholesale and at retail. With all this in mind, we expect that investors will continue to favor those companies showing sustainable unit volume growth accompanied by earnings performance.

The recovery of foreign economies could put pressure on the U.S. dollar if investors seek higher returns overseas. However, a stabilizing of U.S. interest rates at or near their current level, coupled with a strong economy and low inflation, should offset this threat. A stable dollar is positive in gauging real earnings growth in multi-national corporations whose export volume suffered in 1999.

We believe that merger and acquisition activity will continue, particularly in industry sectors where stock prices are high relative to earnings (or in many cases, lack of earnings). The merger of AOL and Time Warner, announced on January 10, 2000, has wide-ranging implications for telecommunications, technology, and media, as internet and mainstream media combine to increase distribution of content to consumers. Other industries that may see more mergers include financial services and health care.




THE FUNDS

[triangle graphic omitted]
BURNHAM FUND
+32.7% CLASS A

Surging tech stocks helped the fund log its best year of the decade.

PERFORMANCE AND DISCUSSION   4
PORTFOLIO AND FINANCIALS    15

--------------------------------------------------------------------------------

[triangle graphic omitted]
BURNHAM DOW 30[SERVICE MARK]
FOCUSED FUND

+3.2% SINCE 5/3/99 (INCEPTION)

Increasing volatility undercut the DJIA's record-setting pace.

PERFORMANCE AND DISCUSSION   6
PORTFOLIO AND FINANCIALS    20

--------------------------------------------------------------------------------

[triangle graphic omitted]

BURNHAM FINANCIAL
SERVICES FUND
-1.9% CLASS A SINCE 6/7/99 (INCEPTION)

Fear of rising interest rates hampered financial services stocks.

PERFORMANCE AND DISCUSSION   8
PORTFOLIO AND FINANCIALS    23

--------------------------------------------------------------------------------

[triangle graphic omitted]


BURNHAM MONEY
MARKET FUND
+3.0%

The fund's total return for its first eight months of operation equates to an annualized yield of 4.5%.

PERFORMANCE AND DISCUSSION  10
PORTFOLIO AND FINANCIALS    27

--------------------------------------------------------------------------------

[triangle graphic omitted]

BURNHAM U.S. TREASURY MONEY MARKET FUND

+1.0%

The fund returned an annualized yield of 4.6% in its first quarter since inception.

PERFORMANCE AND DISCUSSION  11
PORTFOLIO AND FINANCIALS    31

--------------------------------------------------------------------------------
                                                                        REVIEW 3

INVESTMENT FOCUS

                                 STYLE
-------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
-------------------------------------------------
LARGE                              O
-------------------------------------------------
MEDIUM
-------------------------------------------------
SMALL
-------------------------------------------------


TICKER SYMBOLS
Class A                                       BURHX
Class B                                          --

--------------------------------------------------------------------------------

PORTFOLIO MANAGER
Jon M. Burnham
Since 1995

--------------------------------------------------------------------------------

MINIMUM INVESTMENT
Regular accounts                              $1,000
IRAs                                            None

--------------------------------------------------------------------------------

ASSET VALUES
Net assets, in millions                       $198.2
Net asset value per share
Class A                                       $41.71
Class B                                       $42.66

--------------------------------------------------------------------------------

MAXIMUM OFFERING PRICE
Class A                                       $43.91

--------------------------------------------------------------------------------

EXPENSE RATIOS
Annualized, after expense
reimbursement
Class A                                         1.3%
Class B                                         2.1%

--------------------------------------------------------------------------------

INCEPTION
Class A                                June 15, 1975
Class B                             October 18, 1993


ALL DATA AS OF DECEMBER 31, 1999. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION DOES NOT INCLUDE THE MAXIMUM 5% SALES CHARGE. CLASS B SHARES HAVE DIFFERENT COSTS AND THE GROWTH CHART DOES NOT REPRESENT THEIR PERFORMANCE. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.

[Photo omitted--Jon Burnham]

BURNHAM FUND

"Growth stocks returned to favor during the second half of 1999, with a focus on tech and Internet stocks. Our established positions in technology infrastructure helped make it a very strong year for the fund."

                                                                    /s/signature
                                                                     JON BURNHAM
                                                               PORTFOLIO MANAGER

With 1999, the Burnham Fund recorded its strongest year of the decade, handily outperforming both the S&P 500 and the Dow Jones Industrial Average. In mid-December the fund's Class A net asset value reached an all-time high of $42.10 per share.

Our outlook for 2000 is cautiously optimistic. Valuations in the market's growth sectors, are at historically high levels. Adhering to investment disciplines in the growth and value sector is crucial. For example, we like companies that make new technologies part of their business model, that have visionary managements who invest in company stock, and that appear able to sustain growth in revenue and earnings of 15% or more for at least 5 years. We also look for "special situations," where companies initiate a reorganization that has the potential to enhance shareholder value.



GROWTH OF $10,000 SINCE THE FUND'S INCEPTION JUNE '75

[line graph omitted--plot points as follows:]

1975                    $10,000
                         10,385
                          9,853
                          9,514
                          9,175
                          9,673
                          9,911
                          9,792
                         10,928
                         10,998
                         11,171
                         11,206
                         11,137
                         11,670
                         11,517
                         11,434
                         11,693
                         11,386
                         11,527
                         12,130
                         11,700
                         11,437
                         11,485
                         11,615
                         11,340
                         11,854
                         11,766
                         11,546
                         11,485
                         11,229
                         11,716
                         11,656
                         11,158
                         11,070
                         11,407
                         12,229
                         12,491
                         12,379
                         13,556
                         13,899
                         13,682
                         12,396
                         12,808
                         13,167
                         13,684
                         13,346
                         13,932
                         14,065
                         13,947
                         14,487
                         14,945
                         15,796
                         16,010
                         14,985
                         15,968
                         16,265
1980                     17,758
                         17,622
                         15,526
                         16,286
                         17,277
                         17,829
                         18,641
                         19,143
                         19,798
                         20,594
                         22,509
                         21,777
                         21,074
                         21,202
                         22,273
                         22,177
                         22,741
                         22,193
                         21,658
                         20,551
                         19,647
                         20,953
                         21,766
                         21,220
                         20,904
                         20,375
                         20,375
                         21,047
                         20,740
                         20,464
                         20,188
                         22,122
                         22,325
                         24,649
                         25,502
                         25,928
                         26,532
                         27,129
                         27,563
                         29,090
                         28,910
                         29,595
                         28,701
                         28,750
                         29,262
                         28,899
                         29,500
                         29,067
                         28,898
                         28,077
                         28,145
                         28,536
                         27,394
                         28,241
                         28,343
                         30,463
                         30,463
                         30,776
                         30,724
                         31,166
1985                     33,027
                         33,209
                         33,481
                         33,625
                         35,844
                         36,579
                         36,173
                         36,285
                         35,897
                         37,473
                         39,481
                         41,191
                         41,426
                         44,533
                         46,888
                         46,720
                         48,822
                         50,145
                         48,716
                         50,708
                         47,103
                         49,665
                         50,564
                         50,170
                         54,354
                         56,170
                         56,860
                         55,990
                         56,567
                         58,903
                         60,423
                         61,493
                         60,619
                         53,515
                         51,604
                         53,524
                         55,413
                         57,209
                         56,242
                         56,264
                         56,377
                         57,606
                         58,090
                         57,468
                         58,486
                         59,825
                         59,568
                         59,883
                         62,626
                         62,357
                         63,167
                         65,170
                         66,812
                         66,632
                         69,870
                         70,974
                         70,484
                         69,970
                         71,089
                         73,520
1990                     70,175
                         70,280
                         71,004
                         69,144
                         72,539
                         72,256
                         72,863
                         69,839
                         69,518
                         69,907
                         71,459
                         72,217
                         72,614
                         75,301
                         76,332
                         76,439
                         78,044
                         75,695
                         77,731
                         79,325
                         79,515
                         81,280
                         79,354
                         85,195
                         85,595
                         86,673
                         84,030
                         85,753
                         85,384
                         84,086
                         87,416
                         87,127
                         88,077
                         87,619
                         89,836
                         91,758
                         91,602
                         93,453
                         94,864
                         93,801
                         95,724
                         96,930
                         97,560
                        100,595
                        101,228
                        100,995
                         98,794
                        100,355
                        101,469
                         99,703
                         95,416
                         96,112
                         96,689
                         95,432
                         97,789
                        100,244
                         99,011
                        100,446
                         98,016
                         98,564
1995                    100,418
                        102,777
                        103,959
                        106,298
                        109,211
                        111,078
                        112,956
                        114,164
                        117,053
                        116,741
                        119,438
                        122,663
                        126,355
                        127,075
                        128,180
                        129,283
                        131,894
                        131,116
                        124,849
                        127,870
                        134,468
                        138,180
                        146,166
                        144,252
                        152,099
                        149,787
                        145,638
                        152,002
                        159,374
                        166,387
                        178,017
                        171,146
                        177,598
                        173,993
                        176,690
                        179,923
                        179,239
                        191,141
                        200,621
                        205,537
                        201,714
                        209,439
                        206,046
                        170,133
                        181,446
                        191,571
                        202,395
                        219,679
                        231,037
                        220,086
                        233,687
                        241,796
                        231,592
                        245,603
                        237,277
                        257,872
                        269,657
Dec 1999                291,553
-------------------------------
Annualized rate of return
14.7%

An investment in Burnham Fund at
its inception in 1975 would have
grown by more than 2,815% by the
end of the report period.

-------------------------------

* THE S&P 500 (THE "STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX") IS AN UNMANAGED INDEX OF 500 U.S. STOCKS. WHEN MAKING PERFORMANCE COMPARISONS, KEEP IN MIND THAT THE INDEX HAS NO MANAGEMENT FEES AND DOES NOT INCLUDE BROKERAGE COSTS THAT WOULD BE INCURRED IN BUYING AND SELLING THE SECURITIES IN THE INDEX.


o Although value stocks enjoyed popularity during the first half of the year, the market's attention returned to technology growth stocks during the second half. The fund has been building positions in this sector for many years, predominantly in the areas of internet infrastructure and business-to-business software. These positions helped the fund in 1999, and the fund continues to maintain a growth stock focus.

o Less dramatic, but still a factor in the fund's success, were strong returns in other sectors, particularly in communications-related sectors, diversified financial services and discount retail.

o The fund took new positions in several companies. Automatic Data Processing, known for payroll processing, now has major initiatives in enabling e-business, which should enhance their growth rate and valuation. Medtronic is a medical equipment manufacturer (predominantly cardiac) that continues to create new products from emerging technologies.

o The fund sold holdings in several companies: Gap, Inc., because of concern about sales comparisons in its core business; Golf Trust of America, whose weakening stock price and rising yield indicate dividend risk; and Daimler Chrysler, which has leveling sales growth and management dislocation.

4 BURNHAM FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

ASSET ALLOCATION
[pie chart omitted--plot points as follows:]

Convertible preferred stocks                           1%

Cash & cash equivalents                                3%

Corporate bonds and convertible bonds                  2%

Common stocks                                         94%



The fund seeks capital appreciation, mainly long-term. Income is generally of lesser importance.




                                                  % NET
TOP 10 INDUSTRIES                                 ASSETS
-------------------------------------------------------------------------------
  Computer Products & Software                    31.8%
-------------------------------------------------------------------------------
  Banking                                          9.5%
-------------------------------------------------------------------------------
  Energy - Oil &Gas                                7.7%
-------------------------------------------------------------------------------
  Pharmaceuticals                                  5.7%
-------------------------------------------------------------------------------
  Telecommunication Networks & Services            4.4%
-------------------------------------------------------------------------------
  Telecommunications Equipment                     4.1%
-------------------------------------------------------------------------------
  Diversified Financial Services                   3.4%
-------------------------------------------------------------------------------
  Semiconductors                                   3.3%
-------------------------------------------------------------------------------
  Consumer Products                                3.1%
-------------------------------------------------------------------------------
  Real Estate Investment Trusts                    2.9%
===============================================================================
                                                  75.9%
===============================================================================

                                                 % NET
TOP 10 PORTFOLIO HOLDINGS                        ASSETS
-------------------------------------------------------------------------------
  Siebel Systems, Inc.                           10.2%
-------------------------------------------------------------------------------
  Cisco Systems Inc.                              5.4%
-------------------------------------------------------------------------------
  Citigroup, Inc.                                 5.0%
-------------------------------------------------------------------------------
  Microsoft Corp.                                 5.0%
-------------------------------------------------------------------------------
  Exxon Mobil Corp.                               4.2%
-------------------------------------------------------------------------------
  American Express Co.                            3.4%
-------------------------------------------------------------------------------
  Intel Corp.                                     3.3%
-------------------------------------------------------------------------------
  IBM                                             3.3%
-------------------------------------------------------------------------------
  General Electric Co.                            3.1%
-------------------------------------------------------------------------------
  Lucent Technologies                             3.0%
===============================================================================
                                                 45.9%
===============================================================================



TOTAL RETURN
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER TEN YEARS*
[line graph omitted--plot points as follows:]

                BURNHAM FUND          BURNHAM FUND
             with sales charge    without sales charge   S&P 500 Index
Dec-89           $9,500               $10,000.00          $10,000.00
                  9,067.75              9,545.00            9,329.00
                  9,081.35              9,559.32            9,449.34
                  9,174.89              9,657.78            9,699.75
                  8,934.51              9,404.74            9,457.26
                  9,373.19              9,866.52           10,379.30
                  9,336.64              9,828.04           10,308.80
                  9,415.06              9,910.59           10,275.80
                  9,024.34              9,499.30            9,346.84
                  8,982.83              9,455.61            8,891.65
                  9,033.13              9,508.56            8,853.42
                  9,233.67              9,719.65            9,425.35
                  9,331.54              9,822.68            9,688.32
                  9,382.87              9,876.70           10,110.70
                  9,730.03             10,242.10           10,833.60
                  9,863.33             10,382.50           11,095.80
                  9,877.14             10,397.00           11,122.50
                 10,084.60             10,615.30           11,601.80
                  9,781.02             10,295.80           11,070.50
                 10,044.10             10,572.80           11,586.30
                 10,250.00             10,789.50           11,860.90
                 10,274.60             10,815.40           11,662.90
                 10,502.70             11,055.50           11,819.10
                 10,253.80             10,793.50           11,342.80
                 11,008.50             11,587.90           12,640.50
                 11,060.20             11,642.40           12,405.30
                 11,199.60             11,789.00           12,566.60
                 10,858.00             11,429.50           12,321.60
                 11,080.60             11,663.80           12,683.80
                 11,033.00             11,613.60           12,746.00
                 10,865.20             11,437.10           12,556.00
                 11,295.50             11,890.00           13,065.80
                 11,258.20             11,850.80           12,798.00
                 11,381.00             11,980.00           12,949.00
                 11,321.80             11,917.60           12,993.00
                 11,608.20             12,219.20           13,436.10
                 11,856.60             12,480.70           13,601.40
                 11,836.50             12,459.40           13,715.60
                 12,075.60             12,711.10           13,904.90
                 12,257.90             12,903.10           14,198.30
                 12,120.60             12,758.50           13,854.70
                 12,369.10             13,020.10           14,224.60
                 12,524.90             13,184.10           14,265.80
                 12,606.40             13,269.90           14,208.80
                 12,998.40             13,682.50           14,747.30
                 13,080.30             13,768.70           14,633.70
                 13,050.20             13,737.10           14,936.60
                 12,765.70             13,437.60           14,794.80
                 12,967.40             13,649.90           14,973.80
                 13,111.40             13,801.40           15,482.90
                 12,883.20             13,561.30           15,063.30
                 12,329.20             12,978.10           14,406.50
                 12,419.20             13,072.90           14,590.90
                 12,493.80             13,151.30           14,830.20
                 12,331.30             12,980.40           14,466.90
                 12,635.90             13,301.00           14,941.40
                 12,953.10             13,634.80           15,554.00
                 12,793.80             13,467.10           15,172.90
                 12,979.30             13,662.40           15,514.30
                 12,665.20             13,331.80           14,949.60
Dec-94           12,736.10             13,406.40           15,170.90
                 12,975.50             13,658.50           15,563.80
                 13,280.50             13,979.40           16,170.80
                 13,433.20             14,140.20           16,647.80
                 13,735.40             14,458.40           17,137.20
                 14,111.80             14,854.50           17,822.70
                 14,353.10             15,108.50           18,236.20
                 14,595.70             15,363.90           18,841.70
                 14,751.80             15,528.30           18,888.80
                 15,125.10             15,921.10           19,685.90
                 15,084.80             15,878.70           19,615.00
                 15,433.30             16,245.50           20,476.10
                 15,850.00             16,684.20           20,871.30
                 16,327.00             17,186.40           21,580.90
                 16,420.10             17,284.30           21,781.60
                 16,563.00             17,434.70           21,990.70
                 16,705.40             17,584.60           22,314.00
                 17,042.80             17,939.80           22,889.70
                 16,942.30             17,834.00           22,976.70
                 16,132.50             16,981.50           21,961.10
                 16,522.90             17,392.50           22,424.50
                 17,375.40             18,289.90           23,687.00
                 17,855.00             18,794.70           24,340.70
                 18,887.00             19,881.10           26,180.90
                 18,639.60             19,620.60           25,662.50
                 19,653.60             20,688.00           27,266.40
                 19,354.90             20,373.50           27,479.10
                 18,818.70             19,809.20           26,349.70
                 19,641.10             20,674.80           27,922.80
                 20,593.70             21,677.60           29,623.30
                 21,499.80             22,631.40           30,950.40
                 23,002.70             24,213.30           33,414.10
                 22,114.80             23,278.70           31,542.90
                 22,948.50             24,156.30           33,271.40
                 22,482.60             23,665.90           32,160.20
                 22,831.10             24,032.80           33,649.20
                 23,248.90             24,472.50           34,227.90
                 23,160.60             24,379.60           34,607.90
                 24,698.40             25,998.40           37,103.10
                 25,923.50             27,287.90           39,002.80
                 26,558.60             27,956.40           39,396.70
                 26,064.60             27,436.40           38,719.10
                 27,062.90             28,487.30           40,291.10
                 26,624.50             28,025.80           39,864.00
                 21,983.80             23,140.90           34,099.70
                 23,445.80             24,679.70           36,285.40
                 24,754.00             26,056.90           39,235.40
                 26,152.60             27,529.10           41,613.10
                 28,386.10             29,880.10           44,010.00
                 29,853.60             31,424.90           45,849.70
                 28,438.60             29,935.30           44,423.70
                 30,196.10             31,785.30           46,200.70
                 31,243.90             32,888.30           47,988.70
                 29,925.40             31,500.40           46,856.10
                 31,735.90             33,406.20           49,456.60
                 30,844.10             32,467.50           47,913.60
                 31,168.00             32,808.40           47,674.00
                 30,659.90             32,273.60           46,367.80
                 33,321.20             35,074.90           49,302.80
                 34,844.00             36,677.90           50,244.50
Dec-99           37,673.30             39,656.10           53,203.90




                                     WITH NO             WITH MAX.
AVERAGE                         SALES CHARGE          SALES CHARGE
ANNUAL RETURN                        OR CDSC               OR CDSC
-------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------
  One year                             32.7%                 26.1%
-------------------------------------------------------------------------------
  Three years                          26.4%                 24.3%
-------------------------------------------------------------------------------
  Five years                           24.2%                 22.9%
-------------------------------------------------------------------------------
  Ten years                           14.8%                  14.2%
-------------------------------------------------------------------------------
  Fifteen years                        16.1%                 15.7%
-------------------------------------------------------------------------------
  Twenty years                         15.5%                 15.2%
-------------------------------------------------------------------------------
  Since inception                      14.7%                 14.5%
-------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------
  One year                             31.6%                 27.6%
-------------------------------------------------------------------------------
  Three years                          25.4%                 24.7%
-------------------------------------------------------------------------------
  Five years                           23.4%                 23.3%
-------------------------------------------------------------------------------
  Since inception                      17.8%                 17.7%
-------------------------------------------------------------------------------

                                     WITH NO             WITH MAX.
CUMULATIVE                      SALES CHARGE          SALES CHARGE
RETURN                               OR CDSC               OR CDSC
-------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------
  One year                            32.7%                  26.1%
-------------------------------------------------------------------------------
  Three years                        102.1%                  92.0%
-------------------------------------------------------------------------------
  Five years                         195.8%                 181.0%
-------------------------------------------------------------------------------
  Ten years                          296.6%                 276.7%
-------------------------------------------------------------------------------
  Fifteen years                      835.5%                 788.7%
-------------------------------------------------------------------------------
  Twenty years                     1,692.5%               1,602.9%
-------------------------------------------------------------------------------
  Since inception                  2,815.8%               2,669.8%
-------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------
  One year                            31.6%                  27.6%
-------------------------------------------------------------------------------
  Three years                         97.1%                  94.1%
-------------------------------------------------------------------------------
  Five years                         185.6%                 184.6%
-------------------------------------------------------------------------------
  Since inception                    174.3%                 173.3%
-------------------------------------------------------------------------------

PERFORMANCE OVER
    THE PAST 12 MONTHS

[triangle graphic omitted]
            32.7%
           CLASS A

[triangle graphic omitted]
            21.0%
           MARKET

[triangle graphic omitted]
            19.5%
          PEER GROUP

THE FUND posted strong performance relative to the overall stock market.

The market is represented by the S&P 500 Index(R), an unmanaged index that includes 500 large-cap stocks.

The peer group is represented by the Morningstar Large Cap Blend investment style.

-------------------------------------------------------------------------------

PERFORMANCE OVER REPORT PERIOD
[line graph omitted--plot points as follows:]

            BURNHAM FUND      S&P 500 INDEX
Jan-99        5.1700000%        4.1800000%
Feb-99        0.1849420%        0.9400020%
Mar-99        6.3763714%        4.9776021%
Apr-99       10.0676315%        9.0402353%
May-99        5.4227775%        6.4668857%
Jun-99       11.8008555%       12.3757979%
Jul-99        8.6592515%        8.8696730%
Aug-99        9.8001736%        8.3253246%
Sep-99        8.0104308%        5.3572107%
Oct-99       17.3857362%       12.0263222%
Nov-99       22.7502643%       14.1660249%
Dec-99       32.7175858%       20.8904038%


MODERN PORTFOLIO THEORY STATISTICS
three year range
----------------------------------
  Beta                     1.02
----------------------------------
  R(2)                       90
----------------------------------
  Alpha                   -1.04
----------------------------------
  Standard Deviation      22.37
----------------------------------
  Sharpe Ratio             1.07
----------------------------------

FOR EXPLANATION OF THESE MODERN PORTFOLIO THEORY STATISTICS TERMS, TURN TO THE INSIDE BACK COVER.

                                                                  BURNHAM FUND 5

INVESTMENT FOCUS

                                 STYLE
-------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
-------------------------------------------------
LARGE                    O
-------------------------------------------------
MEDIUM
-------------------------------------------------
SMALL
-------------------------------------------------


TICKER SYMBOLS                                         N/A
----------------------------------------------------------

PORTFOLIO MANAGER
David Leibowitz
Since inception

----------------------------------------------------------

MINIMUM INVESTMENT
Regular accounts                                   $1,000
IRAs                                                 None

----------------------------------------------------------

ASSET VALUES
Net assets, in millions                              $0.5
Net asset value per share                          $10.27

----------------------------------------------------------

EXPENSE RATIOS
Annualized, after expense
reimbursement                                        1.2%

----------------------------------------------------------

INCEPTION
May 3, 1999

ALL DATA AS OF DECEMBER 31, 1999. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.

BURNHAM
DOW 30[SERVICE MARK] FOCUSED FUND

[photo of David Leibowitz omitted]

"Our focus is largely value-oriented. Because we are firm believers in total return -- growth plus yield -- we also pay close attention to dividends."

                                                                    /s/signature
                                                                 DAVID LEIBOWITZ
                                                               PORTFOLIO MANAGER


The Burnham Dow 30 Focused Fund ended the year up 3.22% since its inception on May 3, 1999. This performance was somewhat lower than the fund's benchmark DJIA Index, which rose 5.4% during the same period.

We expect the year 2000 to offer challenges and opportunities, in nearly equal measure. While the Dow continues to record new highs, it has been showing increased volatility, and the valuations of stocks in general are at historic levels. We are also concerned that more stocks are posting new lows than new highs, and that the advance/decline ratios are less than buoyant. There is widespread opinion that the Federal Reserve Open Market Committee will raise rates further as the economy shows continued strength. If this is correct, it is more likely to occur early in the year, rather than when the Presidential campaign shifts into high gear.

The overriding concern is that one more quarter point rate increase is not all that the Fed has in mind. Some prognosticators think that two or three such events may occur. If that proves to be true, the market may be in for a rough period.

On the positive side, these situations have created some buying opportunities, and may create others going forward. We have already used some of these opportunities to overweight certain stocks, and plan to overweight other stocks should they fall to prices we have targeted.



o At the end of the year, the fund was 93.2% invested. Because of its limited size, most of the investments in the portfolio were in the DIAMONDS trust, a publicly traded unit investment trust that owns stocks of the Dow Jones Industrial Average in the same proportion they are represented in the average.

o The editors of the WALL STREET JOURNAL changed the composition of the DJIA in October. Dropped from the index were Chevron, Goodyear, Union Carbide (which is being acquired by Dow Chemical), and Sears Roebuck. Stocks added were Microsoft, Intel, SBC Communications, and Home Depot.

o The fund responded to the changes in the Dow's composition by increasing its positions in the companies the index dropped. As of the end of 1999, these positions represented some 20.11% of the fund's net assets. The underperformance of these positions was a major factor in the fund's performance relative to its benchmark.



6  DOW 30[SERVICE MARK] FOCUSED FUND

PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------



DJIA COMPONENTS AND WEIGHTINGS
-------------------------------------------------------------------------------
  American Express Co.                                      7.18%
-------------------------------------------------------------------------------
  General Electric Co.                                      6.68%
-------------------------------------------------------------------------------
  Morgan (J.P.) & Co.                                       5.47%
-------------------------------------------------------------------------------
  Microsoft Corp.                                           5.04%
-------------------------------------------------------------------------------
  Hewlett-Packard Co.                                       4.92%
-------------------------------------------------------------------------------
  Proctor & Gamble Co.                                      4.73%
-------------------------------------------------------------------------------
  International Business Machines Corp.                     4.66%
-------------------------------------------------------------------------------
  Minnesota Mining & Manufacturing Co.                      4.23%
-------------------------------------------------------------------------------
  Johnson & Johnson                                         4.02%
-------------------------------------------------------------------------------
  ALCOA Inc.                                                3.58%
-------------------------------------------------------------------------------
  Intel Corp.                                               3.56%
-------------------------------------------------------------------------------
  Exxon Mobil Corp.                                         3.48%
-------------------------------------------------------------------------------
  General Motors Corp.                                      3.14%
-------------------------------------------------------------------------------
  Wal-Mart Stores Inc.                                      2.98%
-------------------------------------------------------------------------------
  Home Depot Inc.                                           2.96%
-------------------------------------------------------------------------------
  Merck & Co.                                               2.90%
-------------------------------------------------------------------------------
  Eastman Kodak Co.                                         2.86%
-------------------------------------------------------------------------------
  DuPont (E.I.) De Nemours & Co.                            2.84%
-------------------------------------------------------------------------------
  United Technologies                                       2.81%
-------------------------------------------------------------------------------
  Coca-Cola Co., The                                        2.52%
-------------------------------------------------------------------------------
  Honeywell International Inc.                              2.49%
-------------------------------------------------------------------------------
  International Paper Co.                                   2.44%
-------------------------------------------------------------------------------
  Citigroup Inc.                                            2.40%
-------------------------------------------------------------------------------
  AT&T Corp.                                                2.19%
-------------------------------------------------------------------------------
  SBCCommunications                                         2.10%
-------------------------------------------------------------------------------
  Caterpillar Inc.                                          2.03%
-------------------------------------------------------------------------------
  Boeing Co., The                                           1.79%
-------------------------------------------------------------------------------
  MacDonald's Corp.                                         1.74%
-------------------------------------------------------------------------------
  Disney (Walt) Co.                                         1.26%
-------------------------------------------------------------------------------
  Morris (Philip) Cos.                                      1.00%
-------------------------------------------------------------------------------

The fund seeks capital appreciation.

ASSET ALLOCATION
[pie chart omitted--plot points as follows:]
Common  stocks              93%
Cash & cash equivalents      7%

                                                          % NET
TOP INDUSTRIES                                            ASSETS
-------------------------------------------------------------------------------
  Technology                                              15.1%
-------------------------------------------------------------------------------
  Basic Materials                                         12.8%
-------------------------------------------------------------------------------
  Financial Services                                      11.0%
-------------------------------------------------------------------------------
  Energy                                                  10.8%
-------------------------------------------------------------------------------
  Conglomerates                                           10.0%
-------------------------------------------------------------------------------
  Retail Stores                                            7.2%
-------------------------------------------------------------------------------
  Consumer/Cyclicals                                       7.1%
-------------------------------------------------------------------------------
  Consumer/Non-Cyclicals                                   6.0%
-------------------------------------------------------------------------------
  Healthcare                                               5.1%
-------------------------------------------------------------------------------
  Communications Services                                  3.1%
-------------------------------------------------------------------------------
  Capital Goods                                            2.8%
-------------------------------------------------------------------------------
  Services                                                 2.2%
================================================================================
                                                          93.2%
================================================================================


                                                          % NET
TOP PORTFOLIO HOLDINGS                                    ASSETS
-------------------------------------------------------------------------------
  DIAMONDS Trust, Series 1*                                73.1%
-------------------------------------------------------------------------------
  Chevron Corp.                                             8.2%
-------------------------------------------------------------------------------
  Union Carbide Co.                                         6.3%
-------------------------------------------------------------------------------
  Sears, Roebuck & Co.                                      2.9%
-------------------------------------------------------------------------------
  Goodyear Tire & Rubber Co                                 2.7%
================================================================================
                                                           93.2%
================================================================================





TOTAL RETURN
-------------------------------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION**

[line graph omitted--plot points as follows:]

        BURNHAM DOW 30[SERVICE MARK]
                FOCUSED FUND              DJIA Index
5/3/99         $10,000.00                 $10,000.00
May-99           9,680.00                   9,604.00
Jun-99          10,060.40                   9,993.92
Jul-99           9,760.62                   9,723.09
Aug-99           9,940.22                   9,898.10
Sep-99           9,550.56                   9,464.57
Oct-99           9,881.01                   9,840.31
Nov-99           9,900.77                   9,992.83
Dec-99          10,322.50                  10,578.40


AVERAGE ANNUAL RETURN
----------------------------------------------------
  Since inception***                            N/A
----------------------------------------------------
  DJIA***                                       N/A
----------------------------------------------------

CUMULATIVE RETURN
----------------------------------------------------
  Since inception                               3.2%
----------------------------------------------------
   DJIA                                         5.4%
----------------------------------------------------

*** ANNUALIZED RETURNS ARE NOT LISTED FOR PERIODS UNDER ONE YEAR.



PERFORMANCE
 SINCE INCEPTION

[triangle graphic omitted]
 3.2%
 FUND

[triangle graphic omitted]
 5.4%
DJIA[SERVICE MARK]

[triangle graphic omitted]
 -1.6%
PEER GROUP

THE FUND lagged its benchmark but fared better than the average for its peer group.

The Dow Jones Industrial Average is an unmanaged average of the prices of 30 large-cap stocks.

The peer group is represented by the Morningstar Large Cap Value investment style.

--------------------------------------------------------------------------------

MODERN PORTFOLIO THEORY STATISTICS
These statistics will be available when the fund has been in operation for at least three years.

* DIAMONDS ARE SHARES OF A PUBLICLY TRADED UNIT INVESTMENT TRUST THAT OWNS THE STOCKS OF THE DJIA IN THE SAME PROPORTION AS REPRESENTED IN THE DJIA.

** THE DOW JONES INDUSTRIAL AVERAGE IS THE OLDEST CONTINUING STOCK MARKET
   AVERAGE IN THE WORLD. UNLIKE AN INDEX, THE DJIA IS WEIGHTED BY SHARE PRICE RATHER THAN MARKET CAPITALIZATION, SO STOCKS WITH HIGHER PRICES PER SHARE HAVE PROPORTIONALLY MORE EMPHASIS THAN STOCKS WITH LOWER PRICES PER SHARE. THE 30 COMPANIES IN THE DJIA ARE LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE WIDELY HELD.

   WHEN MAKING PERFORMANCE COMPARISONS, KEEP IN MIND THAT THE INDEX HAS NO MANAGEMENT FEES AND DOES NOT INCLUDE BROKERAGE COSTS THAT WOULD BE INCURRED IN BUYING AND SELLING THE SECURITIES IN THE INDEX.

   "DOW JONES[SERVICE MARK]," "DOW JONES INDUSTRIAL AVERAGE[SERVICE MARK]" AND "DJIA[SERVICE MARK]" AND "DOW 30[SERVICE MARK]" ARE SERVICE MARKS OF DOW JONES AND COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO BURNHAM DOW 30[SERVICE MARK] FOCUSED FUND OR ITS DISTRIBUTOR, OTHER THAN LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS TO THE DISTRIBUTOR TO USE IN CONNECTION WITH THE FUND.

                                            DOW 30[SERVICE MARK] FOCUSED FUND  7

INVESTMENT FOCUS

                                 STYLE
-------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
-------------------------------------------------
LARGE
-------------------------------------------------
MEDIUM                   O
-------------------------------------------------
SMALL
-------------------------------------------------



TICKER SYMBOLS
Class A                                       N/A
Class B                                       N/A

-------------------------------------------------

PORTFOLIO MANAGER
Anton Schutz
Since inception

-------------------------------------------------

MINIMUM INVESTMENT
Regular accounts                           $1,000
IRAs                                         None

-------------------------------------------------

ASSET VALUES
Net assets, in millions                      $3.0
Net asset value per share
Class A                                     $9.79
Class B                                     $9.75

-------------------------------------------------

MAXIMUM OFFERING PRICE
Class A                                    $10.31

-------------------------------------------------

EXPENSE RATIOS
Annualized, after expense
reimbursement
Class A                                      1.6%
Class B                                      2.3%

-------------------------------------------------

INCEPTION
Both classes                         June 7, 1999



ALL DATA AS OF DECEMBER 31, 1999. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION INCLUDES THE MAXIMUM 5% SALES CHARGE. CLASS B SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.



BURNHAM
FINANCIAL SERVICES FUND

[photo of Anton Schutz omitted]

"Our value bias attracts us to strong-performing companies with low price-to-earnings multiples. We continue to believe that this will be a rewarding long-term strategy."

                                                                    /s/signature

                                                                    ANTON SCHUTZ
                                                               PORTFOLIO MANAGER


In the world of financial services stocks, 1999 was another year where the rich got richer and the poor got poorer: stocks that were already expensive (in terms of high price-to-earnings ratios) fared better than those that were less expensive. After a strong first half of the year, financials retreated in the latter half of the year, leaving the fund slightly in negative territory for the year.



o A major factor in the sector's poor performance was the lingering fear of rising interest rates. This fear typically causes investors to avoid financial services stocks, although the historical rationale no longer applies, because many banks today use hedging structures that limit the effect of rate swings on their earnings.


[bar graph omitted--plot points as follows:]

Class A Shares                   -1.9%
Class B Shares                   -2.5%


o As the fear of global economic distress eased, the US financial services sector began to settle down. Banks gained confidence that the economy would remain stable, leading to increased merger activity. Many of our positions were involved in deals throughout the year.

  - Peoples Heritage acquired Banknorth, creating a dominant market share in an area spanning from Maine to New York.

  - In Massachusetts, UST Corp accepted an all-cash offer from Citizens, a subsidiary of the Royal Bank of Scotland.

  - In Connecticut, Webster Financial acquired New England Community Bancorp and MECH Financial (one of our largest positions). Sovereign Bancorp purchased branches and operations that were divested in the Fleet/BankBoston merger. Also, Dime Bancorp and Hudson United have agreed to merge, forming a $30 billion super-regional bank stretching from Philadelphia to Hartford.



o Fund managers increasingly preferred technology stocks over financial stocks, as is clear by comparing the Nasdaq Financial Index with the Nasdaq Composite.


[bar graph omitted--plot points as follows:]



First Half of 1999
--------------------------------
Nasdaq Composite Index
12.7%

Nasdaq Financial Index
4.5%


Second Half of 1999
--------------------------------
Nasdaq Composite Index
64.7%

Nasdaq Financial Index
-14.8%


o Congress passed the long-awaited HR10 legislation, opening the door for companies throughout the spectrum of financial services organizations to merge.

o The year 2000 will be the last year in which the pooling accounting method can be used. This may push some companies to announce deals soon, in order to take advantage of this method.

o Another factor encouraging mergers is the frustration of company managements, who have worked hard to achieve growth, only to see stock prices fall. This may prompt some share buybacks, but also may cause managements to be more willing to sell, especially if there is a substantial premium involved, as in Charles Schwab's purchase of US Trust.

o A virtually trouble-free Y2K transition removed what had been a considerable weight from the shoulders of this sector.


8  FINANCIAL SERVICES FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
ASSET ALLOCATION
[pie chart omitted--plot points as follows:]
Common stocks                          98%
Cash & cash equivalents                 2%


The fund seeks capital appreciation.



                                                                       %NET
TOP INDUSTRIES                                                        ASSETS
-------------------------------------------------------------------------------
  Banks -- Regionals                                                   29.2%
-------------------------------------------------------------------------------
  Savings & Loan Companies --
  Major Regionals                                                      24.9%
-------------------------------------------------------------------------------
  Savings & Loan Companies-- Regional                                  24.1%
-------------------------------------------------------------------------------
  Insurance Companies                                                   7.8%
-------------------------------------------------------------------------------
  Diversified Financial Services                                        4.1%
-------------------------------------------------------------------------------
  Banks -- Major Regionals                                              3.5%
-------------------------------------------------------------------------------
  Consumer Finance                                                      2.6%
-------------------------------------------------------------------------------
  Investment Banking/Brokerage                                          1.9%
===============================================================================
                                                                       98.1%
===============================================================================



                                                                       % NET
TOP PORTFOLIO HOLDINGS                                                ASSETS
-------------------------------------------------------------------------------
  MECH Financial Inc.                                                   6.9%
-------------------------------------------------------------------------------
  Roslyn Bancorp Inc.                                                   6.1%
-------------------------------------------------------------------------------
  Dime Bancorp, Inc.                                                    6.0%
-------------------------------------------------------------------------------
  Richmond Count Financial Corp.                                        5.9%
-------------------------------------------------------------------------------
  AMCORE Financial, Inc.                                                5.5%
-------------------------------------------------------------------------------
  People's Heritage Financial Group                                     4.9%
-------------------------------------------------------------------------------
  First Essex Bancorp Inc.                                              4.7%
-------------------------------------------------------------------------------
  Pacific Crest Capital, Inc.                                           3.4%
-------------------------------------------------------------------------------
  Premier National Bancorp                                              3.0%
-------------------------------------------------------------------------------
  Chittenden Corp.                                                      2.9%
===============================================================================
                                                                       49.3%
===============================================================================


TOTAL RETURN
-------------------------------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION*

[LINE GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

       BURNHAM FINANCIAL SERVICES   BURNHAM FINANCIAL SERVICES
        FUND without sales charge       with sales charge          NASDAQ 100 Financial Index
6/7/99        $10,000.00                    $9,500.00                    $10,000.00
Jun-99         10,510.00                     9,984.50                     10,010.00
Jul-99         10,379.70                     9,860.69                      9,351.34
Aug-99          9,900.13                     9,405.13                      8,783.72
Sep-99          9,780.34                     9,291.33                      8,387.57
Oct-99         10,450.30                     9,927.78                      9,070.32
Nov-99         10,280.00                     9,765.96                      9,046.74
Dec-99          9,810.16                     9,319.65                      8,723.77


                              WITH NO          WITH MAX.
AVERAGE                  SALES CHARGE       SALES CHARGE
ANNUAL RETURN                 OR CDSC            OR CDSC
--------------------------------------------------------
  CLASS A
--------------------------------------------------------
  Since inception**               N/A                N/A
--------------------------------------------------------
  CLASS B
--------------------------------------------------------
  Since inception**               N/A                N/A
--------------------------------------------------------

                              WITH NO          WITH MAX.
CUMULATIVE               SALES CHARGE       SALES CHARGE
RETURN                        OR CDSC            OR CDSC
--------------------------------------------------------
  CLASS A
--------------------------------------------------------
  Since inception              (1.9%)             (6.9%)
--------------------------------------------------------
  CLASS B
--------------------------------------------------------
  Since inception              (2.5%)             (7.5%)
--------------------------------------------------------

 * WHEN MAKING PERFORMANCE COMPARISONS, KEEP IN MIND THAT THE INDEX HAS NO MANAGEMENT FEES AND DOES NOT INCLUDE BROKERAGE COSTS THAT WOULD BE INCURRED IN BUYING AND SELLING THE SECURITIES IN THE INDEX.

** ANNUALIZED RETURNS ARE NOT LISTED FOR PERIODS UNDER ONE YEAR.



PERFORMANCE
  SINCE INCEPTION

[triangle graphic omitted]
   -1.9%
  CLASS A

[triangle graphic omitted]
  -12.8%
  SECTOR

[triangle graphic omitted]
  -8.3%
PEER GROUP


THE FUND posted a small negative return for the period but remained well ahead of its sector and its peers.

The sector is represented by the Nasdaq 100 Financial Index, an unmanaged index of the 100 largest financial companies traded on the Nasdaq market system and the Nasdaq small cap market.*

The peer group is represented by the Morningstar Specialty - Financial investment style.

--------------------------------------------------------------------------------

MODERN PORTFOLIO THEORY STATISTICS
These statistics will be available when the fund has been in operation for at least three years.



PERFORMANCE RETURNS ARE CALCULATED FOR THE PERIOD JULY 1, 1999 TO DECEMBER 31, 1999.


                                                      FINANCIAL SERVICES FUND  9

TICKER SYMBOLS                                   BURXX
------------------------------------------------------

PORTFOLIO MANAGER
Reich & Tang Asset Management L.P.
Since inception

------------------------------------------------------

MINIMUM INVESTMENT
Regular accounts                                $1,000
IRAs                                              None

------------------------------------------------------

ASSET VALUES
Net assets, in millions                          $32.9
Net asset value per share                        $1.00

------------------------------------------------------

EXPENSE RATIOS
Annualized, after expense
reimbursement                                     0.9%

------------------------------------------------------

INCEPTION                                  May 3, 1999



ALL DATA AS OF DECEMBER 31, 1999. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.



BURNHAM
  MONEY MARKET FUND

The fund seeks maximum current income that is consistent with maintaining liquidity and preserving capital.


PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

ASSET ALLOCATION BY MATURITY
[line graph omitted--plot points as follows:]

4-30 days             10.6%
31-89 days            16.8%
180-397 days          33.5%
90-180 days            9.2%
Overnight-3 days      29.9%


ASSET ALLOCATION BY TYPE
[line graph omitted--plot points as follows:]

Taxable municipal commercial paper     3.0%
Interest-bearing commercial paper      3.0%
Medium term notes                      3.0%
Floating rate notes                    3.0%
Taxable municipal notes                4.6%
Discounted commercial paper           10.6%
Letter of credit commercial paper     15.0%
Variable rate demand                  27.6%
Cash & cash equivalents                0.4%
Overnight repurchase agreements       29.8%

YIELD AND TOTAL RETURN
-------------------------------------------

YIELD AND MATURITY
-------------------------------------------
  Daily yield                         4.11%
-------------------------------------------
  7-day effective yield               4.96%
-------------------------------------------
  30-day effective yield              5.12%
-------------------------------------------
  Weighted average days to maturity      31


AVERAGE ANNUAL RETURN
-------------------------------------------
  Since inception                      4.5%
-------------------------------------------


CUMULATIVE RETURN
-------------------------------------------
  Since inception                      3.0%
-------------------------------------------


10  MONEY MARKET FUND

TICKER SYMBOLS                        BUTXX
-------------------------------------------

PORTFOLIO MANAGER
Reich & Tang Asset Management L.P.
Since inception

-------------------------------------------

MINIMUM INVESTMENT
Regular accounts                     $1,000
IRAs                                   None

-------------------------------------------

ASSET VALUES
Net assets, in millions               $83.4
Net asset value per share             $1.00

-------------------------------------------

EXPENSE RATIOS
Annualized, after expense
reimbursement                          0.8%

-------------------------------------------

INCEPTION                  October 13, 1999

ALL DATA AS OF DECEMBER 31, 1999. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.



BURNHAM
   U.S. TREASURY MONEY
   MARKET FUND

The fund seeks maximum current income that is consistent with maintaining liquidity and preserving capital.


PORTFOLIO INVESTMENTS
-------------------------------------------
ASSET ALLOCATION BY MATURITY
[pie chart omitted--plot points as follows:]

4-30 days                      17.9%
Over 180 days                   6.0%
Overnight-3 days               76.1%



ASSET ALLOCATION BY TYPE
[pie chart omitted--plot points as follows:]

U.S. government & agencies     24.0%
Repurchase agreements          76.0%


YIELD AND TOTAL RETURN
-------------------------------------------


YIELD AND MATURITY
-------------------------------------------
  Daily yield                         3.91%
-------------------------------------------
  7-day effective yield               4.49%
-------------------------------------------
  30-day effective yield              4.77%
-------------------------------------------
  Weighted average days to maturity     25


AVERAGE ANNUAL RETURN
-------------------------------------------
  Since inception                      4.6%
-------------------------------------------


CUMULATIVE RETURN
-------------------------------------------
  Since inception                      1.0%
-------------------------------------------

                                              U.S. TREASURY MONEY MARKET FUND 11

THE FINANCIAL
     PAGES


ABOUT THE INFORMATION
       IN THIS SECTION

On these pages, you'll find some general background about Burnham Investors Trust as well as details about each fund.

The tables showing financial results are intended to give a picture of each fund's operations over the past twelve months as well as a "snapshot" of its assets and liabilities as of the report date.

The text and notes in this section provide context and further detail. These are an integral part of the financial statements: a reader won't be able to gain an accurate understanding of the financial information without reading the text and notes. Footnotes that are specific to a given fund appear at the end of that fund's financial tables.


ABOUT THE FUNDS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The funds are part of Burnham Investors Trust, a Delaware business trust. The trust is registered with the Securities and Exchange Commission as a diversified open-end investment company, commonly known as a mutual fund. Each fund is a series of the trust.

Except for Burnham Fund, the funds began operations after the creation of the trust on August 20, 1998. Burnham Fund was created in 1975 and was reorganized from a Maryland corporation to a series of the trust on April 30, 1999.


ADMINISTRATION
The following entities handle the funds' main activities:

      ADVISER/ADMINISTRATOR
      Burnham Asset Management Corporation
      1325 Avenue of the Americas
      New York, NY 10019

      MANAGES EACH FUND'S ASSETS, EITHER DIRECTLY OR BY CHOOSING A SUBADVISER, PROVIDES OFFICES AND PERSONNEL, AND SUPERVISES NON-INVESTMENT-RELATED OPERATIONS.

      DISTRIBUTOR
      Burnham Securities Incorporated
      1325 Avenue of the Americas
      New York, NY 10019

      UNDER THE FUNDS' 12B-1 PLANS, THE DISTRIBUTOR MUST USE ITS BEST EFFORTS TO SELL SHARES OF EACH FUND AND SHARE CLASS.

      TRANSFER AGENT
      State Street Bank and Trust Company
      225 Franklin Street
      Boston, MA 02110

      HANDLES TRANSACTIONS IN FUND SHARES.

      CUSTODIAN
      Investors Fiduciary Trust Co.
      801 Pennsylvania
      Kansas City, MO 64105

      HOLDS AND SETTLES THE FUNDS' SECURITIES.

      LEGAL COUNSEL
      Hale & Dorr LLP
      60 State Street
      Boston, MA 02109

      OVERSEES LEGAL AFFAIRS FOR THE TRUST.


SHARE CLASSES
The funds offer either one or two share classes, as follows:

O ONE SHARE CLASS, WITHOUT SALES CHARGES, BUT WITH A 1.00% REDEMPTION FEE ON
  SHARES SOLD WITHIN 180 DAYS:

  BURNHAM DOW 30 FOCUSED FUND

  BURNHAM MONEY MARKET FUND
  (no redemption fee)

  BURNHAM U.S. TREASURY MONEY MARKET FUND
  (no redemption fee)

O TWO SHARE CLASSES, CLASS A HAVING A MAXIMUM FRONT-END SALES CHARGE OF 5.00%
  AND CLASS B HAVING A MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.00%:

  BURNHAM FUND

  BURNHAM FINANCIAL SERVICES FUND

The CDSC on Class B shares declines to zero after six years of owning the shares, and doesn't apply to shares acquired through reinvestment.

Each fund keeps track of its share sales by share class. The trust may issue any number of shares of each fund and class.


DISTRIBUTIONS TO SHAREHOLDERS
Each fund distributes its net investment income and net realized capital gains to shareholders every year. The funds intend to qualify as regulated investment companies under the provisions of the Internal Revenue Code, allowing them to pay no federal income taxes.

Burnham Money Market Fund and Burnham U.S. Treasury Money Market Fund expect to declare income distributions daily and pay them monthly; Burnham Fund expects to declare and pay income distributions quarterly, and the remaining funds expect to declare and pay income distributions once a year. Except for the money market funds, which are not designed to generate capital gains, each fund expects to declare and pay distributions from net realized capital gains once a year.



12  FINANCIAL PAGES

ACCOUNTING POLICIES
--------------------------------------------------------------------------------

Below are brief descriptions of the accounting policies the funds have used in preparing the financial statements in this report. These policies are consistent with generally accepted accounting practices for U.S. mutual funds.

VALUING SECURITIES
The funds use these methods to value portfolio securities:

         STOCKS and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Any equities that didn't trade that day, and any equities traded over-the-counter, are valued halfway between the latest quoted bid and asked prices.

         BONDS and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

         MONEY MARKET INSTRUMENTS and other temporary cash investments are valued differently depending on the fund. The Burnham Money Market Fund and the Burnham U.S. Treasury Money Market Fund value them at amortized cost by amortizing any discount or premium in a straight line from the present to the maturity date (the method most commonly used to value these types of securities). The remaining funds use this method for temporary cash investments whose maturity is less than 60 days. For temporary cash investments whose maturity is longer than 60 days, the remaining funds value them the same way bonds are valued.

         REPURCHASE AGREEMENTS, which each fund can use as long as the counterparties meet the trustees' credit standards, are recorded at cost. Any repurchase agreements must be fully collateralized by U.S. Government securities, which are held by a custodian bank until the agreements mature. These securities are monitored daily to ensure that their value (including interest) is at least 102% of the amount owed to a fund under the related repurchase agreement. In the event of counterparty default, a fund has the right to use the collateral to offset losses incurred. There is potential loss in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.

         OPTIONS may be written by the non-money market funds to manage exposure to certain changes in markets. When a fund enters into a written call option, it records the amount received as an asset and also records an equivalent amount as a liability. The fund subsequently marks-to-market the liability, to reflect the option's current value. When a call option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Whenever a fund is unable to determine the value of a security through its normal methods, it uses fair-value methods that have been adopted by the Board of Trustees.

ACCOUNTING FOR PORTFOLIO TRANSACTIONS
The funds account for purchases and sales of portfolio securities as of each security's trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds receive dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues.

DISTRIBUTIONS AND TAXES
The funds record distributions on the ex-dividend date.

On occasion, a fund may make reclassifications among some of its capital accounts. This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders. The fund would only make reclassifications in order to comply with federal tax regulations.

AFFILIATED PARTIES
Certain trustees and officers of the trust may also be trustees, officers and/or employees of the Adviser, Administrator or Distributor. The trust paid only trustees not currently affiliated with the trust. None of the trusts' officers received any compensation from the trust.

EXPENSES
Each fund bears all of the expenses that are directly attributable to it. The trust's remaining expenses are shared by the funds, and are allocated daily in proportion to each fund's net assets.


                                                             FINANCIAL PAGES  13
      s


ABOUT THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements for the funds appear on the following pages. These statements cover the funds' activities over the report period, and show where each fund stood as of the last day of the period (in this case, December 31, 1999). The financials appear on a fund-by-fund basis, with the funds in the same order as in the performance discussions earlier in this report. Keep in mind that as with most financial statements, management has had to make certain estimates and assumptions in preparing its figures, so the actual figures for a fund's assets, liabilities, income, and other items may differ from what is shown here.


PORTFOLIO HOLDINGS
Each fund provides a complete listing of the investments in its portfolio, as those investments were on the report date. Holdings are grouped by type. For those funds that invest in stocks, we show each portfolio company according to the industry in which it is grouped. The groupings that we use are based on those used by Standard & Poor's, with minor modifications. The percentage numbers that appear by the category headings show the percentage of a fund's net assets represented by that category of security.

Because securities change in value and the funds buy and sell investments, each fund's holdings are likely to have been different earlier in the report period, and they are also likely to have changed since the report date. However, they do give an accurate picture of the fund at a particular moment in time.

STATEMENT OF ASSETS AND LIABILITIES
Each fund's Statement of Assets and Liabilities is its balance sheet, showing where the fund stood as of the report date. We present each fund's total assets and its total liabilities; the former minus the latter is the fund's net assets.


STATEMENT OF OPERATIONS
The Statement of Operations shows what a fund earned over the course of the time period covered by the report, as well as what it spent. Each fund's Statement of Operations also totals up the fund's gains and losses on investments, counting those gains and losses that the fund may have realized and those that remain unrealized (that is, losses or gains that were only "on paper" as of the end of the report period).



STATEMENT OF CHANGES IN NET ASSETS
Two major factors determine the size of a mutual fund's assets: the performance of its investments, and how much money investors put in or take out. Each fund's Statement of Changes in Net Assets reflects both of these factors (along with other factors that affect asset size), showing the overall change in a fund's size from the beginning of the report period to the end.


FINANCIAL HIGHLIGHTS
These show, in summary form, each fund's performance for the past five years (or less, in the case of new funds). In semiannual reports, there are also figures for the six-month report period. The information in the first part of each Financial Highlights table reflects financial results for a single fund share. For each fund, the total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions and excluding all sales charges. The Financial Highlights tables in these reports are substantially the same as those appearing in the current prospectus for these funds.




RISKS NOT REFLECTED IN BALANCE SHEETS
--------------------------------------------------------------------------------

EXCEPT FOR THE TWO MONEY MARKET FUNDS, THE FUNDS HAVE THE ABILITY TO USE VARIOUS TECHNIQUES AND SECURITIES THAT MAY AFFECT A FUND'S INVESTMENT RESULTS AND RISK PROFILE IN WAYS THAT ARE NOT REFLECTED ON ITS BALANCE SHEET. THESE INCLUDE BOTH WRITTEN AND PURCHASED OPTIONS. TO ACCURATELY ASSESS THE POTENTIAL IMPACT OF THESE INVESTMENTS ON THE FUND, IT'S NECESSARY TO CONSIDER NOT JUST THE FINANCIAL INSTRUMENTS THEMSELVES BUT ALL RELATED AND OFFSETTING POSITIONS THE FUND MAY HOLD.



14  FINANCIAL PAGES

BURNHAM FUND
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS
AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------


O INDICATES SECURITIES THAT DO                        NUMBER      MARKET
  NOT PRODUCE INCOME.                               OF SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS   94.06%

CONSUMER DISCRETIONARY  3.12%
CONSUMER PRODUCTS  3.12%
      General Electric Co.                            40,000    $ 6,190,000
                                                                -----------
TOTAL CONSUMER DISCRETIONARY (COST: $1,718,475)                   6,190,000
                                                                -----------

CONSUMER DURABLES  2.70%
AUTOMOTIVE  2.70%
      Ford Motor Co.                                 100,000      5,343,750
                                                                -----------
TOTAL CONSUMER DURABLES (COST: $3,979,892)                        5,343,750
                                                                -----------

CONSUMER STAPLES  1.86%
FOOD AND BEVERAGE PRODUCTS  1.55%
    o American Italian
      Pasta Co., Class A                             100,000      3,075,000
                                                                -----------

PERSONAL CARE PRODUCTS  0.31%
      Gillette Co.                                    15,000        617,812
                                                                -----------
TOTAL CONSUMER STAPLES (COST: $3,017,965)                         3,692,812
                                                                -----------

ENERGY   8.76%
OIL & GAS REFINING  7.68%
      BP Amoco PLC                                    60,000      3,558,750
      Exxon Mobil Corp.                              102,806      8,282,308
      Royal Dutch Petroleum Co.                       20,000      1,208,750
      Texaco, Inc.                                    40,000      2,172,500
                                                                -----------
                                                                 15,222,308
                                                                -----------

OIL DRILLING  1.08%
      Diamond Offshore Drilling, Inc.                 70,000      2,139,375
                                                                -----------
TOTAL ENERGY (COST: $9,211,618)                                  17,361,683
                                                                -----------

FINANCIAL  18.30%
BANKING  9.45%
      Bank of New York Co., Inc.                     125,000      5,000,000
      Chase Manhattan Corp.                           30,000      2,330,625
      Citigroup, Inc.                                180,000     10,001,250
      Fleet Boston Financial Corp.                    40,000      1,392,500
                                                                -----------
                                                                 18,724,375
                                                                -----------

DIVERSIFIED FINANCIAL SERVICES  3.36%
      American Express Co.                            40,000      6,650,000
                                                                -----------

INSURANCE  1.36%
      American International Group, Inc.              25,000      2,703,125
                                                                -----------

INVESTMENT BANKING / BROKERAGE  1.19%
      Goldman Sachs Group Inc.                        25,000      2,354,687
                                                                -----------


                                                      NUMBER       MARKET
                                                    OF SHARES       VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST  2.94%
      Charles E. Smith
      Residential Realty                              30,000    $ 1,061,250
      Chateau Communities, Inc.                       40,000      1,037,500
      Franchise Finance Corp.                         70,000      1,675,625
      National Golf Properties, Inc.                  45,000        888,750
      Weingarten Realty Inc.                          30,000      1,168,125
                                                                -----------
                                                                  5,831,250
                                                                -----------
TOTAL FINANCIAL (COST: $18,435,077)                              36,263,437
                                                                -----------

HEALTH CARE  7.46%
HEALTH CARE FACILITIES  0.53%
    o Rehabcare Group, Inc.                           50,000      1,056,250
                                                                -----------

MEDICAL PRODUCTS  1.21%
      Medtronic Inc.                                  30,000      1,093,125
      VISX, Inc.                                      25,000      1,294,531
                                                                -----------
                                                                  2,387,656
                                                                -----------

PHARMACEUTICALS  5.72%
      Merck & Co.                                     50,000      3,353,125
      Pfizer Inc.                                    120,000      3,892,500
      Warner Lambert Inc.                             50,000      4,096,875
                                                                -----------
                                                                 11,342,500
                                                                -----------
TOTAL HEALTH CARE (COST: $8,796,747)                             14,786,406
                                                                -----------

RETAIL  1.75%
RETAIL STORES  1.75%
      Wal Mart Stores, Inc.                           50,000      3,456,250
                                                                -----------
TOTAL RETAIL (COST: $1,812,225)                                   3,456,250
                                                                -----------

SERVICES  7.31%
BROADCASTING  1.29%
      CBS Corp.                                       40,000      2,557,500
                                                                -----------

DATA PROCESSING  0.95%
      Automatic Data Processing Inc.                  35,000      1,885,625
                                                                -----------

PASSENGER CRUISE LINES  0.72%
      Carnival Corp.                                  30,000      1,434,375
                                                                -----------

TELECOMMUNICATIONS NETWORKS
& SERVICES  4.35%
      CenturyTelephone, Inc.                          50,000      2,368,750
      Global Crossing Ltd.                            10,000        499,687
      GTE Corp.                                       40,000      2,822,500
      SBC Communications, Inc.                        60,000      2,925,000
                                                                -----------
                                                                  8,615,937
                                                                -----------
TOTAL SERVICES (COST: $8,571,871)                                14,493,437
                                                                -----------

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 19.


                                                                 BURNHAM FUND 15

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS
CONTINUED
--------------------------------------------------------------------------------


                                                      NUMBER      MARKET
                                                    OF SHARES     VALUE
--------------------------------------------------------------------------------
TECHNOLOGY  41.86%
AEROSPACE  1.94%
    o General Motors Corporation,
      Class H                                         40,000   $  3,840,000
                                                               ------------

COMPUTER PRODUCTS & SOFTWARE  31.82%
    o Cisco Systems, Inc.                            100,000     10,709,375
    o Dell Computer Corp.                             30,000      1,529,063
    o EMC Corp.                                       70,000      7,647,500
      International Business
      Machines Corp.                                  60,000      6,480,000
      Microsoft Corp.                                 85,000      9,921,094
      Safeguard Scientifics, Inc.                     12,000      1,944,750
    o Siebel Systems, Inc.                           240,000     20,190,000
      Sun Microsystems, Inc.                          60,000      4,644,375
                                                               ------------
                                                                 63,066,157
                                                               ------------

ELECTRICAL EQUIPMENT  0.64%
      Symbol Technologies, Inc.                       20,000      1,271,250
                                                               ------------

SEMICONDUCTORS  3.32%
      Intel Corp.                                     80,000      6,582,500
                                                               ------------

TELECOMMUNICATIONS EQUIPMENT  4.14%
      ECI Telecom Ltd.                                70,000      2,218,125
      Lucent Technologies, Inc.                       80,000      5,985,000
                                                               ------------
                                                                  8,203,125
                                                               ------------
TOTAL TECHNOLOGY (COST: $20,882,795)                             82,963,032
                                                               ------------

UTILITIES  0.94%
UTILITY  0.94%
      AES Corp.                                       25,000      1,868,750
                                                               ------------

TOTAL UTILITIES (COST: $1,429,688)                                1,868,750
                                                               ------------

TOTAL COMMON STOCKS  (COST: $77,856,353)                        186,419,557
                                                               ------------

CONVERTIBLE PREFERRED STOCK  1.43%
PASSENGER CRUISE LINES  1.43%
      Royal Caribbean Cruises,
      conv. preferred Cl. A                            20,000     2,840,000
                                                               ------------

TOTAL CONVERTIBLE PREFERRED STOCK
(COST: $1,084,100)                                                2,840,000
                                                               ------------



                                                    FACE                 MARKET
                                                    VALUE                 VALUE
--------------------------------------------------------------------------------
CORPORATE CONVERTIBLE BONDS  1.18%
COMPUTER PRODUCTS & SOFTWARE  0.28%
      Systems & Computer
      Technology, conv.
      5.00% 10/15/04                              $  650,000   $    556,564
                                                               ------------

DATA PROCESSING  0.90%
      Adaptec Inc., sub. deb. conv.
      4.75% 02/01/04                               1,000,000      1,086,250

      EMC Corp., sub. deb.
      6.00% 05/15/04                                 500,000        686,875
                                                               -------------
                                                                  1,773,125
                                                               ------------

TOTAL CORPORATE CONVERTIBLE BONDS
(COST: $1,763,375)                                                2,329,689
                                                               ------------

CORPORATE BONDS  0.62%
HOTELS  0.62%
      Marriott Corp., deb.
      9.38% 06/15/07                               1,265,000      1,219,840
                                                               ------------

TOTAL CORPORATE BONDS (COST: $1,273,606)                          1,219,840
                                                               ------------

COMMERCIAL PAPER  2.72%
      Associates First Capital,
      3.95% 01/03/00                               5,400,000      5,400,000
                                                               ------------

TOTAL COMMERCIAL PAPER (COST: $5,400,000)                         5,400,000
                                                               ------------




--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES  100.01%
(COST: $87,377,434)                                            $198,209,086


LIABILITIES, LESS CASH AND
OTHER ASSETS  (0.01)%                                               (16,710)
                                                               ------------

NET ASSETS  100.00%                                            $198,192,376
                                                               ============
--------------------------------------------------------------------------------







FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------
THE TAX COST OF THE FUND AT DECEMBER 31, 1999, BASED ON SECURITIES OWNED, WAS $87,294,686. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $112,027,969 AND $(1,113,569), RESPECTIVELY.


16  BURNHAM FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 19.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------
ASSETS

      Investments, at market value
      (COST: $87,377,434)                                      $198,209,086
      Cash in bank                                                  107,904
      Dividends and interest receivable                             123,308
      Receivable for investments sold                               100,000
      Receivable from investment adviser                            204,164
      Prepaid expenses                                               38,540
      Other assets                                                      828
                                                               ------------
      Total assets                                              198,783,830
                                                               ------------
LIABILITIES

      Payable for capital stock redeemed                            169,795
      Payable for administration fees(1)                             23,865
      Payable for investment advisory fees(2)                        99,122
      Payable for distribution fees and service fees(3)              75,440
      Accrued expenses and other payables                           223,232
                                                               ------------
      Total liabilities                                             591,454
                                                               ------------

      NET ASSETS                                               $198,192,376
                                                               ============

ANALYSIS OF NET ASSETS
BY SOURCE:

      Capital paid in (7)                                      $ 87,158,581
      Accumulated net realized gain on investments(7)               202,143
      Net unrealized appreciation of investments                110,831,652
                                                               ------------
                                                               $198,192,376
                                                               ============

BY SHARE CLASS:
                                              CAPITAL SHARES
                   NET ASSETS        NAV(4)    OUTSTANDING
------------------------------------------------------------
   Class A         $193,091,804     $41.71      4,629,847
   Class B         $  5,100,572     $42.66        119,563



--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME

      Dividends (Net of $875 foreign
      withholding taxes)                                        $ 1,821,775
      Interest                                                      673,017
                                                                -----------
      Total income                                                2,494,792
                                                                -----------

EXPENSES

      Administration fees(1)                                        168,926
      Investment advisory fees(2)                                 1,034,637
      Service fees (Class B)(3)                                       8,169
      Distribution fees (Class A)(3)                                416,566
      Distribution fees (Class B)(3)                                 23,944
      Transfer agent fees                                           229,014
      Audit and Legal fees                                          148,700
      Reports to shareholders                                       174,200
      Directors' fees and expenses                                  103,300
      Custodian fees                                                 19,712
      Registration fees and expenses                                 59,310
      Insurance expenses                                             28,228
      Fund accounting expenses                                       38,416
      Miscellaneous expenses                                         34,239
                                                                -----------
      Total expenses before reimbursement                         2,487,361
      Less voluntary reimbursement by adviser(5)                   (171,917)
                                                                -----------
      Total expenses after reimbursement                          2,315,444
                                                                -----------

NET INVESTMENT INCOME                                           $   179,348
                                                                ===========


NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS

REALIZED GAIN FROM SECURITIES AND OPTIONS TRANSACTIONS:(6)
      Proceeds from sales of securities                         $73,889,662
      Cost of securities sold                                   (67,474,187)
      Net gain from written options                                  16,548
                                                                -----------
      Net realized gain from
      securities and options transactions                         6,432,023
                                                                -----------
INCREASE IN UNREALIZED APPRECIATION OF INVESTMENTS:
      Beginning of year                                          67,328,521
      End of year                                               110,831,652
                                                                -----------
      Increase in unrealized appreciation                        43,503,131
                                                                -----------

      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            49,935,154
                                                                -----------


NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                 $50,114,502
                                                                ===========


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 19.

                                                                 BURNHAM FUND 17

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998



                                     1999             1998
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS

FROM OPERATIONS:
   Net investment income         $    179,348     $  1,142,417
   Net realized gain from
   securities and options
   transactions                     6,432,023        7,996,908
   Increase in unrealized
   appreciation of investments     43,503,131       20,353,244
                                 ------------     ------------
   Net increase in net assets
   resulting from operations       50,114,502       29,492,569
                                 ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS(7)

FROM NET INVESTMENT INCOME:
   Class A shares                    (308,346)      (1,482,009)
   Class B shares                          --           (3,373)
   Class C shares                          --             (361)
                                 ------------     ------------
                                     (308,346)      (1,485,743)
                                 ------------     ------------
FROM REALIZED GAINS FROM SECURITIES
AND OPTIONS TRANSACTIONS:
   Class A shares                 (14,185,589)      (7,404,378)
   Class B shares                    (273,998)         (85,434)
   Class C shares                     (30,872)          (5,196)
                                 ------------     ------------
                                  (14,490,459)      (7,495,008)
                                 ------------     ------------
   Total distributions
   to shareholders                (14,798,805)      (8,980,751)
                                 ------------     ------------
CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL AT RIGHT)

   Net proceeds from sale
   of shares                       17,996,850        4,634,280
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends       13,084,805        7,867,717
                                 ------------     ------------
                                   31,081,655       12,501,997
   Cost of shares redeemed        (27,944,533)     (11,425,490)
                                 ------------     ------------
   Increase in net assets
   derived from capital share
   transactions                     3,137,122        1,076,507
                                 ------------     ------------
   Increase in net assets for
   the year                        38,452,819       21,588,325

NET ASSETS
   Beginning of year              159,739,557      138,151,232
                                 ------------     ------------
END OF YEAR                      $198,192,376     $159,739,557
                                 ============     ============
UNDISTRIBUTED NET INVESTMENT

INCOME, END OF YEAR              $          0     $    181,652
                                 ============     ============




DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------


                                     NUMBER            MARKET
                                    OF SHARES          AMOUNT
--------------------------------------------------------------------------------

   CLASS A SHARES

   TWELVE MONTHS ENDED 12/31/1999
      Shares sold                    415,338      $ 15,218,438
      Shares issued for
      reinvestments                  360,994        12,791,449
      Reorganized from Class C
      shares of the fund              23,586           751,461
      Shares redeemed               (737,656)      (26,899,117)
                                 ------------     ------------
   NET INCREASE                       62,262      $  1,862,231
                                 ============     ============
   TWELVE MONTHS ENDED 12/31/1998
      Shares sold                    118,079      $  3,768,093
      Shares issued for
      reinvestments                  272,850         7,773,525
      Shares redeemed               (364,848)      (11,398,567)
                                 ------------     ------------
   NET INCREASE                       26,081      $    143,051
                                 ============     ============

   CLASS B SHARES

   TWELVE MONTHS ENDED 12/31/1999
      Shares sold                     48,448      $  1,805,854
      Shares issued for
      reinvestments                    7,220           270,718
      Shares redeemed                 (4,488)         (167,819)
                                 ------------     ------------
   NET INCREASE                       51,180      $  1,908,753
                                 ============     ============
   TWELVE MONTHS ENDED 12/31/1998
      Shares sold                     13,771      $    427,864
      Shares issued for
      reinvestments                    3,047            88,639
      Shares redeemed                   (848)          (26,909)
                                 ------------     ------------
   NET INCREASE                       15,970      $    489,594
                                 ============     ============
   CLASS C SHARES(8)

   TWELVE MONTHS ENDED 12/31/1999
      Shares sold                      6,484      $    221,097
      Shares issued for
      reinvestments                      691            22,638
      Reorganized from Class A
      shares of the fund             (23,586)         (751,461)
      Shares redeemed                   (836)         (126,136)
                                 ------------     ------------
   NET DECREASE                      (17,247)     $   (633,862)
                                 ============     ============
   TWELVE MONTHS ENDED 12/31/1998
      Shares sold                     13,864      $    438,323
      Shares issued for
      reinvestments                      196             5,553
      Shares redeemed                     (1)              (16)
                                 ------------     ------------
   NET INCREASE                       14,059      $    443,860
                                 ============     ============

18 BURNHAM FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 19.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FOR THE YEAR ENDED DECEMBER 31,        1999     1998    1997     1996     1995             1999      1998    1997     1996     1995
------------------------------------------------------------------------------------------------------------------------------------



                                                   CLASS A SHARES                                       CLASS B SHARES
                                     ----------------------------------------------------------------------------------------------
NET ASSET VALUE
   Beginning of year ($)               34.31    30.04   25.65    23.19    19.88            35.21    30.75    26.31    23.45   19.94


 INCOME FROM INVESTMENT OPERATIONS
 Net investment income / (loss)         0.06     0.25    0.45     0.51     0.71            (0.17)    0.03     0.13     0.21    0.41
 Net gains on securities
   and options (both realized
   and unrealized)                     10.52     5.97    5.54     3.36     3.91            10.70     6.12     5.75     3.69    4.10
                                     ----------------------------------------------------------------------------------------------
 Total from investment operations      10.58     6.22    5.99     3.87     4.62            10.53     6.15     5.88     3.90    4.51


 LESS DISTRIBUTIONS
 Dividends
   (from net investment income)        (0.10)   (0.32)  (0.44)   (0.55)   (0.75)              --    (0.06)   (0.28)   (0.18)  (0.44)
 Distributions from capital gains
   (from securities and
   options transactions)               (3.08)   (1.63)  (1.16)   (0.86)   (0.56)           (3.08)   (1.63)   (1.16)   (0.86)  (0.56)
                                     ----------------------------------------------------------------------------------------------
 Total distributions                   (3.18)   (1.95)  (1.60)   (1.41)   (1.31)           (3.08)   (1.69)   (1.44)   (1.04)  (1.00)
                                     ----------------------------------------------------------------------------------------------
 Net asset value,
   end of year ($)                     41.71    34.31   30.04    25.65    23.19            42.66    35.21    30.75    26.31   23.45
                                     ----------------------------------------------------------------------------------------------
 Total return (%)                      32.71    22.08   24.74    17.60    24.45            31.60    21.16    23.60    17.34   23.54


 RATIOS/SUPPLEMENTAL DATA
 Net assets (in $millions),
 end of year                          193.0    156.7   136.4    117.4    112.0              5.1      2.4      1.6      1.0     0.6
                                     ----------------------------------------------------------------------------------------------
 Ratio of total expenses after
 reimbursement to average
 net assets (%)(5)                      1.3      1.3      1.1     1.3      1.5              2.1      2.1      2.0      2.1     2.2
                                     ----------------------------------------------------------------------------------------------
 Ratio of total expenses before
 reimbursement to average
 net assets (%)(5)                      1.4      1.3      --      --       --               2.2      2.2      --       --      --
                                     ----------------------------------------------------------------------------------------------
 Ratio of net income to average
 net assets (%)                         0.1      0.8      1.6     2.1      3.3             (0.6)     0.0*     0.7      1.3     2.5
                                     ----------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)           42.2     54.7     59.4    61.5     78.3             42.2     54.7     59.4     61.5    78.3
                                     ----------------------------------------------------------------------------------------------

* Less than 0.1%.

NOTES TO BURNHAM FUND FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISER 0.60% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS. BEFORE MAY 1,1999, THE FUND PAID THE ADVISER 0.625% OF ITS AVERAGE DAILY NET ASSETS IN FEES.

3 THE FUND PAYS THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.25% AND 0.75% OF AVERAGE NET ASSETS FOR CLASS A AND CLASS B SHARES, RESPECTIVELY. THE FUND ALSO PAYS A SERVICE FEE OF 0.25% FOR CLASS B SHARES. ALSO DURING THE PERIOD, THE DISTRIBUTOR EARNED $101,711 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE FUND'S PORTFOLIO, AND $8,529 IN SALES COMMISSIONS FOR SELLING CLASS A SHARES. THE DISTRIBUTOR RECEIVED $445 IN CDSC PAYMENTS FROM CLASS B SHARES DURING THE PERIOD.

4 FOR CLASS A SHARES, THE OFFERING PRICE, WITH MAXIMUM 5% SALES CHARGE, WAS $43.91; THE REDEMPTION PRICE IS NAV. FOR CLASS B SHARES, THE OFFERING PRICE IS NAV AND THE REDEMPTION PRICE VARIES WITH ANY CDSC CHARGED.

5 THE ADVISER CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 1.34% AND 2.09% OF AVERAGE NET ASSETS FOR CLASS A AND CLASS B, RESPECTIVELY. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. FOR THE YEAR ENDED DECEMBER 31, 1999, THE ADVISER REIMBURSED BOTH SHARE CLASSES FOR EXPENSES IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION.

6 AS OF DECEMBER 31, 1998, THERE WERE 100 OPTIONS OUTSTANDING THAT THE FUND HAD WRITTEN, FOR PREMIUMS RECEIVED OF $61,998. DURING THE REPORT PERIOD, THE
   FUND: CANCELED ALL OUTSTANDING OPTIONS THROUGH CLOSING TRANSACTIONS COSTING $45,450, FOR A NET CAPITAL GAIN OF $16,548; WROTE NO NEW OPTIONS AND PAID $67,908,495 TO BUY LONG-TERM EQUITY AND DEBT SECURITIES.

7 INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS, WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPALS. THESE DIFFERENCES ARE PRIMARILY DUE TO DIFFERING TREATMENTS OF INCOME AND GAINS ON VARIOUS INVESTMENT SECURITIES HELD BY THE FUND, TIMING DIFFERENCES AND DIFFERING CHARACTERIZATION OF DISTRIBUTIONS MADE BY THE FUND. DURING THE YEAR ENDED DECEMBER 31, 1999, THE FUND RECHARACTERIZED DISTRIBUTIONS OF $150,912 FROM NET INVESTMENT INCOME TO CAPITAL GAINS. PERMANENT DIFFERENCES INCURRED DURING THE YEAR ENDED DECEMBER 31, 1999, RESULTING FROM DIFFERENCES IN BOOK AND TAX ACCOUNTING HAVE BEEN RECLASSIFIED AT YEAR END TO REFLECT A DECREASE TO UNDISTRIBUTED NET INVESTMENT INCOME OF $52,654, AN INCREASE TO ACCUMULATED NET REALIZED GAIN ON INVESTMENTS OF $52,287, AND AN INCREASE TO CAPITAL PAID IN OF $367. ALL OF THE DISTRIBUTIONS PAID FROM REALIZED GAINS WERE FROM LONG-TERM CAPITAL GAINS.

8 ON MAY 3, 1999, ALL OUTSTANDING CLASS C SHARES WERE REORGANIZED INTO CLASS A SHARES.

                                                                 BURNHAM FUND 19

BURNHAM
     DOW 30[SERVICE MARK] FOCUSED FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS
AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                       NUMBER        MARKET
                                      OF SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  93.20%

BASIC MATERIALS  6.33%
CHEMICALS  6.33%
   Union Carbide Corp.                   500      $     33,375
                                                  ------------
TOTAL BASIC MATERIALS (COST: $29,874)                   33,375
                                                  ------------

CONSUMER CYCLICALS  2.67%
AUTO PARTS & EQUIPMENT  2.67%

   Goodyear Tire & Rubber Co.            500            14,094
                                                  ------------
TOTAL CONSUMER CYCLICALS (COST: $21,592)                14,094
                                                  ------------

ENERGY  8.22%
OIL REFINING  8.22%
   Chevron Corp.                         500            43,312
                                                  ------------
TOTAL ENERGY (COST: $44,030)                            43,312
                                                  ------------

UNIT INVESTMENT TRUST  73.09%
UNIT INVESTMENT TRUST  73.09%
   Diamonds Trust Unit Series 1(1)     3,345           385,302
                                                  ------------
TOTAL UNIT INVESTMENT TRUST
(COST: $365,244)                                       385,302
                                                  ------------

RETAIL  2.89%
RETAIL STORES  2.89%
   Sears, Roebuck & Co.                  500            15,219
                                                  ------------
TOTAL RETAIL (COST: $13,811)                            15,219
                                                  ------------

TOTAL COMMON STOCKS  (COST: $474,551)                  491,302
                                                  ------------
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS IN SECURITIES  93.20%
 (COST: $474,551)                                 $    491,302
                                                  ------------

 CASH AND OTHER ASSETS,
 LESS LIABILITIES  6.80%                                35,835
                                                  ------------


 NET ASSETS  100.00%                              $    527,137
                                                  ============
--------------------------------------------------------------------------------


FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------
THE TAX COST OF THE FUND AT DECEMBER 31, 1999, BASED ON SECURITIES OWNED, WAS $474,551. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES
IN THE FUND FOR THE PERIOD WAS $24,967 AND $(8,216), RESPECTIVELY.


--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------
ASSETS

   Investments, at market value
   (COST: $474,551)                               $    491,302
   Cash in bank                                          6,660
   Dividends and interest receivable                       115
   Receivable from investment adviser                   55,330
                                                  ------------
   Total assets                                        553,407
                                                  ------------
LIABILITIES

   Payable for administration fees(2)                       71
   Payable for investment advisory fees(3)                 254
   Payable for distribution fees(4)                        106
   Accrued expenses and other payables                  25,839
                                                  ------------
   Total liabilities                                    26,270
                                                  ------------
NET ASSETS                                        $    527,137
                                                  ============


ANALYSIS OF NET ASSETS
BY SOURCE:

   Capital paid in(6,7)                           $    512,178

   Accumulated net realized loss on investments(6)      (1,792)
   Net unrealized appreciation of investments           16,751
                                                  ------------
                                                  $    527,137
                                                  ============




                                                   CAPITAL SHARES
NET ASSETS                    NAV                   OUTSTANDING
-----------------------------------------------------------------
 $527,137                   $10.27                     51,330




20 DOW 30[SERVICE MARK] FOCUSED FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 22.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 3 (INCEPTION) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME

   Dividends                                      $      4,304
   Interest                                                198
   Other income(7)                                       1,037
                                                  ------------
   Total income                                          5,539
                                                  ------------

EXPENSES

   Administration fees(2)                                  444
   Investment advisory fees(3)                           1,750
   Distribution fees(4)                                    729
   Transfer agent fees                                  12,488
   Audit and Legal fees                                 10,222
   Reports to shareholders                                 190
   Directors' fees and expenses                            260
   Custodian fees                                        1,450
   Registration fees and expenses                        5,154
   Insurance expenses                                       79
   Fund accounting expenses                             26,076
   Miscellaneous expenses                                   29
                                                  ------------
   Total expenses before reimbursement                  58,871
   Less voluntary reimbursement by adviser(5)          (55,330)
                                                  ------------
   Total expenses after reimbursement                    3,541
                                                  ------------

NET INVESTMENT INCOME                             $      1,998
                                                  ============


NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS

REALIZED LOSS FROM SECURITIES TRANSACTIONS:(8)
   Proceeds from sales of securities              $     91,347
   Cost of securities sold                             (93,139)
                                                  ------------
   Net realized loss from
   securities transactions                              (1,792)
                                                  ------------
INCREASE IN UNREALIZED APPRECIATION OF INVESTMENTS:

   Beginning of period                                      --
   End of period                                        16,751
                                                  ------------
   Increase in unrealized appreciation                  16,751
                                                  ------------
   NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                       14,959
                                                  ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         $     16,957
                                                  ============


--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 3 (INCEPTION) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS

FROM OPERATIONS:
   Net investment income                          $      1,998
   Net realized loss from security
   transactions                                         (1,792)
   Increase in unrealized
   appreciation of investments                          16,751
                                                  ------------
   Net increase in net assets
   resulting from operations                            16,957
                                                  ------------

DISTRIBUTIONS TO SHAREHOLDERS(6)

   From net investment income                           (2,538)
                                                  ------------
   Total distributions to shareholders                  (2,538)
                                                  ------------

CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL BELOW)

   Net proceeds from sale of shares                    614,905

   Net asset value of shares issued
   to shareholders in reinvestment
   of dividends                                          2,538
                                                  ------------
                                                       617,443

   Cost of shares redeemed                            (104,725)
                                                  ------------
   Increase in net assets derived from
   capital share transactions                          512,718
                                                  ------------
   Increase in net assets for the period               527,137

NET ASSETS

   Beginning of period                                       0
                                                  ------------
END OF PERIOD                                     $    527,137
                                                  ============



DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------


                                     NUMBER           MARKET
                                    OF SHARES         AMOUNT
--------------------------------------------------------------------------------
PERIOD ENDED 12/31/99
   Shares sold                        61,716      $    614,905
   Shares issued for reinvestments       255             2,538
   Shares redeemed                   (10,641)         (104,725)
                                     -------      ------------
NET INCREASE                          51,330      $    512,718
                                     =======      ============


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 22.

                                           DOW 30[SERVICE MARK] FOCUSED FUND  21

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FOR THE PERIOD MAY 3 (INCEPTION) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------
NET ASSET VALUE
  Beginning of period ($)                10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                     0.05
Net gain on securities
  (both realized and unrealized)          0.27
                                 -----------------------------------------------
Total from investment operations          0.32

LESS DISTRIBUTIONS
Dividends
  (from net investment income)           (0.05)
Distributions from capital gains
  (from securities transactions)            --
                                 -----------------------------------------------
Total distributions                      (0.05)
                                 -----------------------------------------------
Net asset value,
   end of period ($)                     10.27
                                 -----------------------------------------------
Total return (%)                          3.22


RATIOS/SUPPLEMENTAL DATA
Net assets (in $millions),
end of period                             0.5
                                 -----------------------------------------------
Ratio of total expenses after
reimbursement to average
net assets (%)(5)                         1.2+
                                 -----------------------------------------------
Ratio of total expenses before
reimbursement to average
net assets (%)(5)                        19.9+
                                 -----------------------------------------------
Ratio of net income to average
net assets (%)                            0.7+
                                 -----------------------------------------------
Portfolio turnover rate (%)              23.7
                                 -----------------------------------------------

+ANNUALIZED

NOTES TO BURNHAM DOW 30[SERVICE MARK] FOCUSED FUND FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1 DIAMONDS ARE SHARES OF A PUBLICLY TRADED UNIT INVESTMENT TRUST THAT OWNS THE STOCKS OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) IN THE SAME PROPORTION AS REPRESENTED IN THE DJIA.

2 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

3 THE FUND PAYS THE ADVISER 0.60% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS.

4 THE FUND PAYS THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.25% OF AVERAGE NET ASSETS. DURING THE PERIOD, THE DISTRIBUTOR EARNED $423 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE FUND'S PORTFOLIO.

5 THE ADVISER CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 1.20% OF AVERAGE NET ASSETS. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. SINCE INCEPTION THE ADVISER REIMBURSED THE FUND FOR EXPENSES IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION.

6 INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS, WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPALS. THESE DIFFERENCES ARE PRIMARILY DUE TO DIFFERING TREATMENTS OF INCOME AND GAINS ON VARIOUS INVESTMENT SECURITIES HELD BY THE FUND, TIMING DIFFERENCES AND DIFFERING CHARACTERIZATION OF DISTRIBUTIONS MADE BY THE FUND. PERMANENT DIFFERENCES INCURRED DURING THE YEAR ENDED DECEMBER 31, 1999, RESULTING FROM DIFFERENCES IN BOOK AND TAX ACCOUNTING HAVE BEEN RECLASSIFIED AT YEAR END TO REFLECT A DECREASE TO DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF $540 AND A DECREASE TO CAPITAL PAID IN OF $540. THE FUND HAS UNUSED CAPITAL LOSS CARRYFORWARDS OF $1,792 WHICH EXPIRE IN 2007.

7  THE FUND RECEIVED $1,037 IN REDEMPTION FEES DURING THE PERIOD.

8 THE FUND PAID $567,991 TO BUY LONG-TERM EQUITY SECURITIES DURING THE PERIOD. DOW JONES & COMPANY, INC. HAS NO CONNECTIONS WITH OR OBLIGATIONS TO THE ADVISER OR FUND. DOW JONES DOES NOT MAKE ANY REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.


22  DOW 30[SERVICE MARK] FOCUSED FUND

BURNHAM
    FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS
AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------

o Indicates securities that do       NUMBER           MARKET
  not produce income.               OF SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  98.09%

BANKS  32.68%
BANKS -- MAJOR REGIONALS  3.50%
   FleetBoston Financial Corp.         2,000      $     69,625
   Mellon Financial Corp.                500            17,031
   Union Planters Corp.                  500            19,719
                                                  ------------
                                                       106,375
                                                  ------------
BANKS -- REGIONALS  29.18%
   AMCORE Financial, Inc.              7,000           167,781
   BostonFed Bancorp Inc.              5,000            79,375
   BSB Bancorp                         3,000            57,938
   CCB Financial Corp.                 1,000            43,562
   Chittenden Corp.                    3,000            88,875
   Commercial Federal Corp.            3,000            53,438
   First Sentinel Bancorp Inc.         5,000            39,844
   Hudson United Bancorp               1,545            39,494
   Keystone Financial, Inc.            1,000            21,094
   Pacific Crest Capital, Inc.         8,000           103,000
   Premier National Bancorp            5,000            92,187
   Valley National Bancorp             2,000            56,000
   Westbank Corp.                      5,000            44,062
                                                  ------------
                                                       886,650
                                                  ------------
TOTAL BANKS
(COST: $1,018,216)                                     993,025
                                                  ------------

FINANCIAL SERVICES COMPANIES  16.45%
CONSUMER FINANCE  2.59%
   Capital One Financial Corp.           500            24,094
   MBNA Corp.                          2,000            54,500
                                                  ------------
                                                        78,594
                                                  ------------

DIVERSIFIED FINANCIAL SERVICES  4.10%
 o Hamilton Bancorp, Inc.              7,000           124,687
                                                  ------------

INSURANCE  7.82%
   ACE Ltd.                            4,000            66,750
   Allstate Corp.                      3,000            72,000
   Hartford Financial Services
   Group, Inc.                         1,000            47,375
   Travelers Property Casualty
   Corp., Class A                      1,500            51,375
                                                  ------------
                                                       237,500
                                                  ------------

INVESTMENT BANKING / BROKERAGE  1.94%
   Lehman Brothers Holdings Inc.         500            42,344
   Merrill Lynch & Co., Inc.             200            16,700
                                                  ------------
                                                        59,044
                                                  ------------
TOTAL FINANCIAL SERVICES COMPANIES
(COST: $480,057)                                       499,825
                                                  ------------


                                     NUMBER           MARKET
                                    OF SHARES          VALUE
--------------------------------------------------------------------------------
SAVINGS AND LOAN COMPANIES  48.96%
SAVINGS AND LOAN COMPANIES --
MAJOR REGIONALS  24.89%

   Golden State Bancorp Inc.           5,000      $     86,250
   MECH Financial Inc.                 6,000           208,500
   PennFed Financial Services, Inc.    4,000            60,250
   Richmond County Financial Corp.    10,000           180,313
   Roslyn Bancorp Inc.                10,000           184,063
   Webster Financial Corp.             1,560            36,806
                                                  ------------
                                                       756,182
                                                  ------------

SAVINGS & LOAN COMPANIES-- REGIONAL  24.07%
   Alliance Bancorp New England Inc.  10,000            88,750
   Dime BanCorporation, Inc.          12,000           181,500
   First Essex Bancorp Inc.           10,000           143,750
   First Federal Savings & Loan
   Association of East Hartford        1,000            30,875
   Flushing Financial Corp.            5,000            74,531
   Matrix Bancorp Inc.                 5,000            61,562
   Peoples Heritage Financial
   Group, Inc.                        10,000           150,313
                                                  ------------
                                                       731,281
                                                  ------------
TOTAL SAVINGS AND LOAN COMPANIES
(COST: $1,525,349)                                   1,487,463
                                                  ------------

TOTAL COMMON STOCKS/INVESTMENTS
(COST: $3,023,622)                                   2,980,313
                                                  ------------
CALL OPTIONS WRITTEN  (0.29%)
   ACE Limited Calls @ 17.5
   Due Feb 00                             20            (2,375)
   AMCORE Financial Calls @ 22.5
   Due Feb 00                             10            (2,500)
   AMCORE Financial Calls @ 25
   Due Feb 00                             10            (1,187)
   AMCORE Financial Calls @ 30
   Due May 00                             20            (1,500)
   Commercial Federal Corp.Calls @ 25
   Due Mar 00                             20              (312)
   Golden State Bancorp Inc. Calls @ 20
   Due Jan 00                             10               (63)
   Golden State Bancorp Inc. Calls @ 22.5
   Due Jan 00                             10              (188)
   Hudson United Bancorp Calls @ 30
   Due Jan 00                             10              (250)
   Keystone Financial Inc. Calls @ 25
   Due Jan 00                             10              (250)
                                                  ------------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $11,882)                            (8,625)
                                                  ------------

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 26.

                                                      FINANCIAL SERVICES FUND 23

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS
CONTINUED
--------------------------------------------------------------------------------

                                                    MARKET
                                                     VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS IN SECURITIES  98.09%
 (COST: $3,023,622)                               $  2,980,313

 CALL OPTIONS WRITTEN  (0.29)%
 (PREMIUMS RECEIVED $11,882)                            (8,625)

 CASH AND OTHER ASSETS,
 LESS LIABILITIES  2.20%                                66,760
                                                  ------------


 NET ASSETS  100.00%                              $  3,038,448
                                                  ============
--------------------------------------------------------------------------------



FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

THE TAX COST OF THE FUND AT DECEMBER 31, 1999, BASED ON SECURITIES OWNED, WAS $3,023,622. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $93,847 AND $(137,156),
RESPECTIVELY.



--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS

   Investments, at market value
   (COST: $3,023,622)                             $  2,980,313
   Cash in bank                                        171,163
   Dividends and interest receivable                     4,350
   Receivable from investment adviser                   49,561
                                                  ------------
   Total assets                                      3,205,387
                                                  ------------
LIABILITIES

   Payable for options written
   (premiums received $11,882)(6)                        8,625
   Payable for investments purchased                   126,250
   Payable for administration fees(1)                      365
   Payable for investment advisory fees(2)               1,738
   Payable for distribution fees and service fees(3)       614
   Accrued expenses and other payables                  29,347
                                                  ------------
   Total liabilities                                   166,939
                                                  ------------
NET ASSETS                                        $  3,038,448
                                                  ============

ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                $  3,078,188
   Undistributed net investment income                     225
   Accumulated net realized gains on investments            87
   Net unrealized depreciation of investments
   and written options                                 (40,052)
                                                  ------------
                                                  $  3,038,448
                                                  ============

BY SHARE CLASS:

                                                 CAPITAL SHARES
                   NET ASSETS          NAV(4)      OUTSTANDING
---------------------------------------------------------------
   Class A         $2,982,934         $9.79          304,814
   Class B         $   55,514         $9.75            5,692



24  FINANCIAL SERVICES FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 26.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD JUNE 7 (INCEPTION) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividends                                      $     18,928
   Interest                                                529
                                                  ------------
   Total income                                         19,457
                                                  ------------
EXPENSES

   Administration fees(1)                                1,271
   Investment advisory fees(2)                           6,309
   Service fees (Class B)(3)                                76
   Distribution fees (Class A)(3)                        2,026
   Distribution fees (Class B)(3)                          231
   Transfer agent fees                                  18,564
   Audit and Legal fees                                 10,751
   Reports to shareholders                                 301
   Directors' fees and expenses                            463
   Custodian fees                                          522
   Insurance expenses                                      294
   Fund accounting expenses                             22,299
   Miscellaneous expenses                                  267
                                                  ------------
   Total expenses before reimbursement                  63,374
   Less voluntary reimbursement by adviser(5)          (49,561)
                                                  ------------
   Total expenses after reimbursement                   13,813
                                                  ------------
NET INVESTMENT INCOME                             $      5,644
                                                  ============

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS

REALIZED GAIN FROM SECURITIES AND OPTIONS TRANSACTIONS:(6)

   Proceeds from sales of securities              $  1,274,647
   Cost of securities sold                          (1,275,645)
   Net gain from written options                         1,085
                                                  ------------
   Net realized gain from
   securities and options transactions                      87
                                                  ------------
INCREASE IN UNREALIZED DEPRECIATION OF INVESTMENTS:
   Beginning of period                                      --
   End of period                                       (40,052)
                                                  ------------
   Increase in unrealized depreciation                 (40,052)
                                                  ------------

   NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS                                      (39,965)
                                                  ------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         $    (34,321)
                                                  ============


--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JUNE 7 (INCEPTION) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

DECREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income                          $      5,644

   Net realized gain from securities
   and options transactions                                 87

   Increase in unrealized
   depreciation of investments                         (40,052)
                                                  ------------
   Net decrease in net assets
   resulting from operations                           (34,321)
                                                  ------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
   Class A shares                                       (5,419)
                                                  ------------
   Total distributions to shareholders                  (5,419)
                                                  ------------
CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL BELOW)

   Net proceeds from sale
   of shares                                         3,478,952

   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends                             5,401
                                                  ------------
                                                     3,484,353

   Cost of shares redeemed                            (406,165)
                                                  ------------
   Increase in net assets derived
   from capital share transactions                   3,078,188
                                                  ------------
   Increase in net assets for
   the period                                        3,038,448


NET ASSETS
   Beginning of period                                       0
                                                  ------------
END OF PERIOD                                     $  3,038,448
                                                  ============
UNDISTRIBUTED NET INVESTMENT
INCOME, END OF PERIOD                             $        225
                                                  ============





DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

                             NUMBER OF SHARES   MARKET AMOUNT
--------------------------------------------------------------------------------
CLASS A SHARES

PERIOD ENDED 12/31/1999

   Shares sold                       345,945      $  3,421,752
   Shares issued for reinvestments       564             5,401
   Shares redeemed                   (41,695)         (406,165)
                                     -------      ------------
NET INCREASE                         304,814      $  3,020,988
                                     =======      ============

CLASS B SHARES

PERIOD ENDED 12/31/1999
   Shares sold                         5,692      $     57,200
   Shares issued for reinvestments        --                --
   Shares redeemed                        --                --
                                     -------      ------------
NET INCREASE                           5,692      $     57,200
                                     =======      ============


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 26.

FINANCIAL SERVICES FUND 25

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR THE PERIOD JUNE 7 (INCEPTION)
TO DECEMBER 31,                               1999                   1999
--------------------------------------------------------------------------------

                                          CLASS A SHARES         CLASS B SHARES
--------------------------------------------------------------------------------

 NET ASSET VALUE
   Beginning of period ($)                     10.00                10.00

 INCOME FROM INVESTMENT OPERATIONS
 Net investment income / (loss)                0.02                 (0.00)*
 Net (loss) on securities and options
   (both realized and unrealized)             (0.21)                (0.25)
                                      ------------------------------------------
 Total from investment operations             (0.19)                (0.25)


 LESS DISTRIBUTIONS
 Dividends
   (from net investment income)               (0.02)                  --
 Distributions from capital gains
   (from securities and
   options transactions)                        --                    --
 Total distributions                          (0.02)                  --
                                      ------------------------------------------
 Net asset value,
   end of period ($)                           9.79                  9.75
                                      ------------------------------------------
 Total return (%)                             (1.90)                (2.50)


 RATIOS/SUPPLEMENTAL DATA
 Net assets (in $millions),
 end of period                                  3.0                  0.0**
                                      ------------------------------------------
 Ratio of total expenses after
 reimbursement to average
 net assets (%)(5)                              1.6+                 2.3+
                                      ------------------------------------------
 Ratio of total expenses before
 reimbursement to average
 net assets (%)(5)                              7.4+                 8.2+
                                      ------------------------------------------
 Ratio of net income to average
 net assets (%)                                 0.7+                (0.1)+
                                      ------------------------------------------
 Portfolio turnover rate (%)                   89.6                 89.6
                                      ------------------------------------------
*  LESS THAN $(0.01) PER SHARE.
** LESS THAN $100,000.
+  ANNUALIZED

NOTES TO BURNHAM FINANCIAL SERVICES FUND FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISER 0.75% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS.

3 THE FUND PAYS THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.25% AND 0.75% OF AVERAGE NET ASSETS FOR CLASS A AND CLASS B SHARES, RESPECTIVELY. THE FUND ALSO PAYS A SERVICE FEE OF 0.25% FOR CLASS B SHARES. ALSO DURING THE PERIOD, THE DISTRIBUTOR EARNED $4,859 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE FUND'S PORTFOLIO. THE DISTRIBUTOR RECEIVED NO CDSC PAYMENTS DURING THE PERIOD.

4 FOR CLASS A SHARES, THE OFFERING PRICE, WITH MAXIMUM 5% SALES CHARGE, WAS $10.31; THE REDEMPTION PRICE IS NAV. FOR CLASS B SHARES, THE OFFERING PRICE IS NAV AND THE REDEMPTION PRICE VARIES WITH ANY CDSC CHARGED.

5 THE ADVISER CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 1.60% AND 2.35% OF AVERAGE NET ASSETS FOR CLASS A AND CLASS B SHARES, RESPECTIVELY. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. SINCE INCEPTION THE ADVISER REIMBURSED THE FUND FOR EXPENSES IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION.

6 DURING THE PERIOD ENDED DECEMBER 31, 1999, THE FUND: WROTE 160 OPTIONS FOR PREMIUMS RECEIVED OF $16,389, CANCELED 20 OPTIONS THROUGH CLOSING TRANSACTIONS COSTING $1,920, HAD 10 OPTIONS EXERCISED AGAINST IT COSTING $1,502, AND HAD 10 OPTIONS EXPIRE FOR A NET CAPITAL GAIN OF $1,085; AND PAID $4,299,267 TO BUY LONG-TERM EQUITY AND DEBT SECURITIES.

26  FINANCIAL SERVICES FUND

BURNHAM
    MONEY MARKET FUND


--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS
AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                     FACE            AMORTIZED
                                     VALUE             COST
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS  99.60%

DISCOUNTED COMMERCIAL PAPER  10.60%

   Bear Stearns Cos., Inc.
   6.00%, 01/13/00                $1,000,000      $    998,000

   Lehman Brothers Holdings Inc.
   6.00%, 01/19/00                 1,000,000           997,000

   PaineWebberGroup
   6.00%, 1/20/00                  1,500,000         1,495,051
                                                  ------------

TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $3,490,051)                                   3,490,051
                                                  ------------

LETTER OF CREDIT COMMERCIAL PAPER  14.95%

   Banco Bozano Simonsen S.A.
   (LOC: Banco Santander)
   5.53% due 6/16/00               1,000,000           974,359

   Banco Rio del La Plata S.A.
   (LOC: HSBC Bank)
   5.98% due 4/11/00               1,000,000           983,223

   Finans Funding Corporation II
   (LOC: Rabobank)
   5.37% due 3/09/00               1,000,000           989,857

   Formosa Plastics Corporation
   (LOC: ABN Amro Bank)
   5.95%  due 3/07/00              1,000,000           989,092

   Garanti Funding Corp.
   (LOC: Bay Hypo Vereins)
   5.70%  due 4/18/00              1,000,000           982,900
                                                  ------------

TOTAL LETTER OF CREDIT COMMERCIAL PAPER
(COST: $4,919,431)                                   4,919,431
                                                  ------------

FLOATING RATE NOTE  3.04%

   First Union National Bank of N.C.
   5.74% due 7/17/00               1,000,000         1,000,000
                                                  ------------

TOTAL FLOATING RATE NOTE
(COST: $1,000,000)                                   1,000,000
                                                  ------------

INTEREST BEARING COMMERCIAL PAPER  3.04%

   Weyerhauser Notes Acquisition Trust
   6.34% due 2/01/00               1,000,000         1,000,000
                                                  ------------

TOTAL INTEREST BEARING COMMERCIAL PAPER
(COST: $1,000,000)                                   1,000,000
                                                  ------------

MEDIUM-TERM NOTE  3.04%

   Goldman Sachs Group Inc.
   6.00% due 8/07/00               1,000,000         1,000,000
                                                  ------------

TOTAL MEDIUM-TERM NOTE
(COST: $1,000,000)                                   1,000,000
                                                  ------------


                                     FACE            AMORTIZED
                                     VALUE             COST
--------------------------------------------------------------------------------

TAXABLE MUNICIPAL COMMERCIAL PAPER  3.04%

   Tennessee School Board Authority
   6.20% due 2/03/00              $1,000,000      $  1,000,000
                                                  ------------

TOTAL TAXABLE MUNICIPAL COMMERCIAL PAPER
(COST: $1,000,000)                                   1,000,000
                                                  ------------

TAXABLE MUNICIPAL NOTE  4.56%

   Emory University Project
   Dekalb City, GA
   6.20% due 2/07/00               1,500,000         1,500,000
                                                  ------------

TOTAL TAXABLE MUNICIPAL NOTE
(COST: $1,500,000)                                   1,500,000
                                                  ------------

VARIABLE RATE DEMAND NOTES  27.56%

   B&V Land Company, L.L.C.
   (LOC: First Michigan)
   6.60% due 9/01/27               1,055,000         1,055,000

   Columbus, GA Development
   Authority Revenue
   (LOC: BK Nova Scotia)
   6.75% due 12/01/19              1,000,000         1,000,000

   County of McCreary, KY Industrial
   Building Revenue Bonds Phase III
   (LOC:Fifth Third Bank)
   6.45% due 4/01/15               1,000,000         1,000,000

   Grand Valley Limited Partnership
   (LOC:NatCity)
   6.77% due 6/01/27               1,000,000         1,000,000

   JDV LLC
   (LOC: Michigan National Bank)
   6.60% due 7/01/27                 990,000           990,000

   Maximum Principal Amount
   Camcairn I
   (LOC: Firstar Bank)
   6.83% due 10/01/21              1,000,000         1,000,000

   Maximum Principal Amount
   (Coson Project)
   (LOC: FirstMerit Bank)
   6.88% due 8/01/23               1,000,000         1,000,000

   Shepherd Capital, L.L.C.
   (LOC: First of America)
   6.60% due 9/15/47               1,025,000         1,025,000

   The Wilmington Iron &
   Metal Company
   (LOC: Bank One)
   6.50% due 8/01/14               1,000,000         1,000,000
                                                  ------------

TOTAL VARIABLE RATE DEMAND NOTES
(COST: $9,070,000)                                   9,070,000
                                                  ------------

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 30.

                                                           MONEY MARKET FUND  27

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS
CONTINUED
--------------------------------------------------------------------------------

                                     FACE           AMORTIZED
                                     VALUE            COST
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 29.77%

   Salomon Smith Barney
   (collateralized by $9,996,000
   GNMA, 6.00% due 2/20/24,
   delivery value $9,801,833)
   2.00% due 1/03/00              $9,800,000      $  9,800,000
                                                  ------------

TOTAL REPURCHASE AGREEMENTS
(COST: $9,800,000)                                   9,800,000
                                                  ------------


TOTAL SHORT-TERM INVESTMENTS
(COST: $32,779,482)                                 32,779,482
                                                  ------------

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS IN SECURITIES  99.60%
 (COST: $32,779,482)                              $ 32,779,482


 CASH AND OTHER ASSETS,
 LESS LIABILITIES  0.40%                               131,755
                                                  ------------


 NET ASSETS  100.00%                              $ 32,911,237
                                                  ============
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------
ASSETS
   Investments, at market value
      Securities                                  $ 22,979,482
      Repurchase agreements                          9,800,000
                                                  ------------
   Total investments
   (COST: $32,779,482)                              32,779,482
   Cash in bank                                         12,110
   Interest receivable                                 114,330
   Receivable from investment adviser                   44,702
   Receivable for investment sold                        5,000
   Prepaid expenses                                      1,185
                                                  ------------
   Total assets                                     32,956,809
                                                  ------------
LIABILITIES
   Payable for administration fees(1)                    4,104
   Payable for investment advisory fees(2)              12,532
   Accrued expenses and other payables                  28,936
                                                  ------------
   Total liabilities                                    45,572
                                                  ------------
NET ASSETS                                        $ 32,911,237
                                                  ============


ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in(5)                             $ 32,911,237
                                                  ------------
                                                  $ 32,911,237
                                                  ============





                                                  CAPITAL SHARES
  NET ASSETS                    NAV                OUTSTANDING
----------------------------------------------------------------
 $32,911,237                   $1.00               32,911,442




THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 30.

28  MONEY MARKET FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 3 (INCEPTION) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME

   Interest                                     $      929,484
                                                --------------
   Total income                                        929,484
                                                --------------
EXPENSES

   Administration fees(1)                               25,488
   Investment advisory fees(2)                          76,685
   Transfer agent fees                                  20,356
   Audit and Legal fees                                 12,930
   Reports to shareholders                               9,383
   Directors' fees and expenses                         11,260
   Custodian fees                                        3,725
   Insurance expenses                                      660
   Fund accounting expenses                             26,232
   Miscellaneous expenses                                7,114
                                                --------------
   Total expenses before reimbursement                 193,833
   Less voluntary reimbursement by adviser(3)          (44,702)
                                                --------------
   Total expenses after reimbursement                  149,131
                                                --------------

NET INVESTMENT INCOME                           $      780,353
                                                ==============


NET REALIZED GAIN ON INVESTMENTS
REALIZED GAIN FROM SECURITIES TRANSACTIONS:(4)

   Proceeds from sales/maturities of securities $1,713,097,532
   Cost of securities sold/matured              (1,713,097,527)
                                                --------------
   Net realized gain from securities
   transactions                                              5
                                                --------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                 $      780,358
                                                ==============

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 3 (INCEPTION) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS

FROM OPERATIONS:

   Net investment income                        $      780,353
   Net realized gain from securities
   transactions                                              5
                                                --------------
   Net increase in net assets
   resulting from operations                           780,358
                                                --------------

DISTRIBUTIONS TO SHAREHOLDERS(5)

   From net investment income                         (780,558)
   From realized gains from
   securities transactions                                  (5)
                                                --------------
   Total distributions to shareholders                (780,563)
                                                --------------

CAPITAL SHARE TRANSACTIONS
(ALSO SEE NEXT TABLE)

   Net proceeds from sale of shares                 56,016,142
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends                           774,705
                                                --------------
                                                    56,790,847

   Cost of shares redeemed                         (23,879,405)
                                                --------------

   Increase in net assets derived from
   capital share transactions                       32,911,442
                                                --------------
   Increase in net assets for
   the period                                       32,911,237

NET ASSETS
   Beginning of period                                       0
                                                --------------
END OF PERIOD                                   $   32,911,237
                                                --------------


DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   NUMBER           MARKET
                                  OF SHARES         AMOUNT
--------------------------------------------------------------------------------
   PERIOD ENDED 12/31/99
      Shares sold                 56,016,142    $   56,016,142
      Shares issued for
      reinvestments                  774,705           774,705
      Shares redeemed            (23,879,405)      (23,879,405)
                                 -----------    --------------
   NET INCREASE                   32,911,442    $   32,911,442
                                 ===========    ==============
--------------------------------------------------------------------------------


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 30.

                                                           MONEY MARKET FUND  29

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR THE PERIOD MAY 3 (INCEPTION) TO DECEMBER 31,     1999
--------------------------------------------------------------------------------




 NET ASSET VALUE
   Beginning of period ($)                           1.00


 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                               0.03
 Net gain on securities
    (both realized and unrealized)                   0.00*
                                        ----------------------------------------
 Total from investment operations                    0.03


 LESS DISTRIBUTIONS
 Dividends
   (from net investment income)                     (0.03)
 Distributions from capital gains
   (from securities transactions)                   (0.00)**
                                        ----------------------------------------
 Total distributions                                (0.03)
                                        ----------------------------------------
 Net asset value,
   end of period ($)                                 1.00
                                        ----------------------------------------
 Total return (%)                                    2.97


 RATIOS/SUPPLEMENTAL DATA

 Net assets (in $millions),
 end of period                                       32.9
                                        ----------------------------------------
 Ratio of total expenses after
 reimbursement to average
 net assets (%)(3)                                    0.9+
                                        ----------------------------------------
 Ratio of total expenses before
 reimbursement to average
 net assets (%)(3)                                    1.1+
                                        ----------------------------------------
 Ratio of net income to average
 net assets (%)                                      4.5+
                                        ----------------------------------------


 * LESS THAN $0.01 PER SHARE.
** LESS THAN $(0.01) PER SHARE.

  + ANNUALIZED

NOTES TO BURNHAM MONEY MARKET FUND FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISER 0.45% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS.

3 THE ADVISER CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 0.88% OF AVERAGE NET ASSETS. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. SINCE INCEPTION THE ADVISER REIMBURSED THE FUND FOR EXPENSES IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION.

4 DURING THE PERIOD ENDED DECEMBER 31, 1999, THE FUND PAID $1,745,593,597 TO BUY MONEY MARKET INSTRUMENTS.

5 INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS, WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPALS. THESE DIFFERENCES ARE PRIMARILY DUE TO DIFFERING TREATMENTS OF INCOME AND GAINS ON VARIOUS INVESTMENT SECURITIES HELD BY THE FUND, TIMING DIFFERENCES AND DIFFERING CHARACTERIZATION OF DISTRIBUTIONS MADE BY THE FUND. PERMANENT DIFFERENCES INCURRED DURING THE YEAR ENDED DECEMBER 31, 1999, RESULTING FROM DIFFERENCES IN BOOK AND TAX ACCOUNTING HAVE BEEN RECLASSIFIED AT YEAR END TO REFLECT A DECREASE TO DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF $205 AND A DECREASE TO CAPITAL PAID IN OF $205.

30  MONEY MARKET FUND

BURNHAM
   U.S. TREASURY MONEY MARKET FUND


--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS
AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                     FACE          AMORTIZED
                                    VALUE            COST
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  99.97%

U.S. TREASURY OBLIGATIONS  23.93%
   U.S. Treasury Bills
   01/20/00                      $15,000,000     $  14,959,546

   U.S. Treasury Notes
   5.75% 11/15/00                  5,000,000         4,997,917
                                                 -------------

TOTAL U.S. TREASURY OBLIGATIONS
(COST: $19,957,463)                                 19,957,463
                                                 -------------

REPURCHASE AGREEMENTS  76.04%

   Goldman Sachs
   (Collateralized by $64,668,000
   GNMA, 5.86% to 7.06%, due
   10/20/23 to 11/16/29, delivery
   value $63,423,088)
   4.37% due 1/03/00              63,400,000        63,400,000
                                                 -------------

TOTAL REPURCHASE AGREEMENTS
(COST: $63,400,000)                                 63,400,000
                                                 -------------

TOTAL SHORT-TERM INVESTMENTS
(COST: $83,357,463)                                 83,357,463
                                                 -------------


--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES  99.97%
(COST: $83,357,463)                              $  83,357,463

CASH AND OTHER ASSETS,
LESS LIABILITIES  0.03%                                 24,110
                                                 -------------

NET ASSETS  100.00%                              $  83,381,573
                                                 =============
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS

   Investments, at market value
      Securities                                 $  19,957,463
      Repurchase agreements                         63,400,000
                                                 -------------
   Total investments
   (COST: $83,357,463)                              83,357,463
   Cash in bank                                         46,157
   Interest receivable                                  44,819
   Receivable from investment adviser                   16,797
                                                 -------------
   Total assets                                     83,465,236
                                                 -------------
LIABILITIES

   Payable for administration fees(1)                   10,403
   Payable for investment advisory fees(2)              27,540
   Accrued expenses and other payables                  45,720
                                                 -------------
   Total liabilities                                    83,663
                                                 -------------
NET ASSETS                                       $  83,381,573
                                                 =============


ANALYSIS OF NET ASSETS
BY SOURCE:

   Capital paid in                               $  83,381,573
                                                 -------------
                                                 $  83,381,573
                                                 =============



                                                 CAPITAL SHARES
  NET ASSETS                   NAV                 OUTSTANDING
----------------------------------------------------------------
 $83,381,573                  $1.00                83,381,573

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 33.

                                             U.S. TREASURY MONEY MARKET FUND  31

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 13 (INCEPTION) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME

   Interest                                     $      845,310
                                                --------------
   Total income                                        845,310
                                                --------------
EXPENSES

   Administration fees(1)                               23,534
   Investment advisory fees(2)                          62,555
   Transfer agent fees                                   8,604
   Audit and Legal fees                                 14,285
   Reports to shareholders                               7,348
   Directors' fees and expenses                          2,601
   Custodian fees                                        3,332
   Insurance expenses                                      524
   Fund accounting expenses                              7,792
   Miscellaneous expenses                                3,513
                                                --------------
   Total expenses before reimbursement                 134,088
   Less voluntary reimbursement by adviser(3)          (16,797)
                                                --------------
   Total expenses after reimbursement                  117,291
                                                --------------

NET INVESTMENT INCOME                           $      728,019
                                                ==============


NET REALIZED GAIN ON INVESTMENTS

REALIZED GAIN FROM SECURITIES TRANSACTIONS:(4)

   Proceeds from sales/maturities of securities $3,187,700,000
   Cost of securities sold/matured               3,187,700,000
                                                --------------
   Net realized gain from
   securities transactions                                  --
                                                --------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                       $      728,019
                                                ==============




--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 13 (INCEPTION) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS

FROM OPERATIONS:

   Net investment income                        $      728,019
                                                --------------
   Net increase in net assets
   resulting from operations                           728,019
                                                --------------

DISTRIBUTIONS TO SHAREHOLDERS

   From net investment income                         (728,019)
                                                --------------
   Total distributions to shareholders                (728,019)
                                                --------------

CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL BELOW)

   Net proceeds from sale of shares                 94,671,802
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends                           726,902
                                                --------------
                                                    95,398,704

   Cost of shares redeemed                         (12,017,131)
                                                --------------

   Increase in net assets derived
   from capital share transactions                  83,381,573
                                                --------------
   Increase in net assets for
   the period                                       83,381,573

NET ASSETS
   Beginning of period                                       0
                                                --------------
END OF PERIOD                                   $   83,381,573
                                                ==============


--------------------------------------------------------------------------------
DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------


                                   NUMBER           MARKET
                                  OF SHARES         AMOUNT
--------------------------------------------------------------------------------
   PERIOD ENDED 12/31/99

      Shares sold                 94,671,802    $   94,671,802
      Shares issued for
      reinvestments                  726,902           726,902
      Shares redeemed            (12,017,131)      (12,017,131)
                                ------------    --------------
   NET INCREASE                   83,381,573    $   83,381,573
                                ============    ==============
--------------------------------------------------------------------------------

32 U.S. TREASURY MONEY MARKET FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 33.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FOR THE PERIOD OCTOBER 13 (INCEPTION) TO DECEMBER 31,        1999
--------------------------------------------------------------------------------


 NET ASSET VALUE
   Beginning of period ($)                                   1.00


 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                       0.00*
                                     -------------------------------------------
 Total from investment operations                            0.00*

 LESS DISTRIBUTIONS
 Dividends
   (from net investment income)                             (0.00)**
                                     -------------------------------------------
 Total distributions                                        (0.00)**
                                     -------------------------------------------
 Net asset value,
    end of period ($)                                        1.00
                                     -------------------------------------------
 Total return (%)                                             1.0


 RATIOS/SUPPLEMENTAL DATA
 Net assets (in $millions),
 end of period                                               83.4
                                     -------------------------------------------
 Ratio of total expenses after
 reimbursement to average
 net assets (%)(3)                                           0.8+
                                     -------------------------------------------
 Ratio of total expenses before
 reimbursement to average
 net assets (%)(3)                                           0.9+
                                     -------------------------------------------
 Ratio of net income to average
 net assets (%)                                              4.6+
                                     -------------------------------------------

  * LESS THAN $0.01 PER SHARE.

 ** LESS THAN $(0.01) PER SHARE.

  + ANNUALIZED



NOTES TO BURNHAM U.S. TREASURY MONEY MARKET FUND FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISER 0.40% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS.

3 THE ADVISER CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 0.75% OF AVERAGE NET ASSETS. THE LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. SINCE INCEPTION THE ADVISER REIMBURSED THE FUND FOR EXPENSES IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION.

4 DURING THE REPORT PERIOD, THE FUND PAID $3,270,957,131 TO BUY MONEY-MARKET INSTRUMENTS.



                                             U.S. TREASURY MONEY MARKET FUND  33

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Burnham Investors Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights, all as presented on pages 12 to 33, present fairly, in all material respects, the financial position of Burnham Investors Trust (constituting Burnham Fund, Burnham Dow 30 Focused Fund, Burnham Financial Services Fund, Burnham Money Market Fund and Burnham U.S. Treasury Money Market Fund, hereafter referred to as the "Funds") at December 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

February 17, 2000



34  REPORT OF INDEPENDENT ACCOUNTANTS

OFFICERS OF THE TRUST
--------------------------------------------------------------------------------


JON M. BURNHAM
PRESIDENT AND CHIEF EXECUTIVE OFFICER

MICHAEL E. BARNA
EXECUTIVE VICE PRESIDENT, TREASURER AND SECRETARY

DEBRA B. HYMAN
EXECUTIVE VICE PRESIDENT

FRANK A. PASSANTINO
FIRST VICE PRESIDENT AND ASSISTANT SECRETARY

RONALD M. GEFFEN
VICE PRESIDENT

LOUIS S. ROSENTHAL
VICE PRESIDENT



BOARD OF TRUSTEES
--------------------------------------------------------------------------------


CHAIRMAN

I.W. Burnham, II




TRUSTEES

Jon M. Burnham

Claire B. Benenson

Lawrence N. Brandt

Alvin P. Gutman

William W. Karatz

John C. McDonald

Donald B. Romans

Robert F. Shapiro

Robert M. Shavick

Robert S. Weinberg

Robert J. Wilbur





MODERN PORTFOLIO THEORY STATISTICS TERMS
--------------------------------------------------------------------------------

BETA
A measure of a fund's sensitivity to market movements, relative to the S&P 500. (By definition, the beta of the S&P 500 is 1.00.)

R(2)
Reflects the percentage of a fund's movements that are explained by movements in its benchmark index. An R(2) of 100 means that all movements are explained by the benchmark.

ALPHA
Measures the difference between the fund's actual returns and its expected performance, given its level of risk.

STANDARD DEVIATION
A statistical measure of the range of a fund's performance. The greater the standard deviation, the greater the fund's volatility.

SHARPE RATIO
Risk-adjusted measure using standard deviation and excess return to determine reward per unit of risk. The higher the Sharpe Ratio, the better the fund's historical risk-adjusted performance.

[logo omitted]
BURNHAM
FINANCIAL GROUP

DISTRIBUTOR:
BURNHAM SECURITIES, INC.
1325 Avenue of the Americas, 26th Floor
New York, NY 10019

PHONE: 1-800-874-FUND (3863)
INTERNET: www.burnhamfunds.com
EMAIL: info@bsibam.com



THE BURNHAM FAMILY OF FUNDS aims to give investors the tools to build prudent investment portfolios. The family offers a variety of approaches to equity investing, as well as a choice of money market funds.






               Burnham U.S.       Burnham          Burnham Dow                   Burnham
               Treasury Money     Money Market     30 Focused                    Financial
               Market Fund        Fund             Fund          Burnham Fund    Services Fund
----------------------------------------------------------------------------------------------------------
MORE                                                                                            MORE
CONSERVATIVE                                                                                    AGGRESSIVE




This report was prepared for current shareholders of the Burnham Family of Funds, which are all part of Burnham Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.

Because this report gives data about the past, the funds' holdings and the managers' views may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.